[front cover]

AMERICAN CENTURY
Annual Report

[photo of rowers]

Diversified Bond

March 31, 2002                    [american century logo and text logo (reg.sm)]

[inside front cover]

TURN TO THE INSIDE BACK COVER TO SEE A LIST OF AMERICAN CENTURY FUNDS CLASSIFIED
BY OBJECTIVE AND RISK.

Our Message to You
--------------------------------------------------------------------------------
[photo of James E. Stowers, Jr. and James E. Stowers III]
James E. Stowers, Jr., standing, with James E. Stowers III

     The year ended March 31, 2002, saw the U.S. economy display remarkable resilience and strength after one of the worst disasters in American history.
Economic growth turned positive after only one down quarter, and preliminary data show that the recovery accelerated strongly in the first quarter of this year.

     Though the nascent recovery boded well for most Americans and their equity investments, it didn't favor the bond market. Expectations of stronger economic conditions and higher interest rates in 2002 caused yields to rise and bond prices to fall, pushing bond returns into negative territory.

     Amid this turmoil and transition, nothing has changed here at American
Century from an investment policy standpoint. Our portfolio managers continue to follow their time-tested strategies, regardless of market, political, and economic conditions.

     But some changes are inevitable. To better meet the needs and demands of investors, eliminate some redundancies in our fund family, and concentrate the efforts of our investment teams, we combined and redefined some of our fixed-income portfolios. Diversified Bond is one of the primary results of these efforts.

     We're also streamlining our funds' annual and semiannual reports to deliver the important investment information you need more efficiently and cost-effectively. We're putting increasing emphasis on quarterly fund commentaries, which should be available on our Web site
(www.americancentury.com) within three weeks after each calendar quarter end.
Quarterly reporting on the Web--in addition to the annual and semiannual report mailings--should help provide you with useful information in a more timely fashion.

     We appreciate your continued confidence in American Century and firmly believe that "The Best is Yet to Be."(reg.sm)

Sincerely,

/s/James E. Stowers, Jr.                               /s/James E. Stowers III
James E. Stowers, Jr.                                     James E. Stowers III
Founder and Chairman of the Board                     Co-Chairman of the Board

[right margin]

DIVERSIFIED BOND

   Portfolio Composition

FINANCIAL STATEMENTS
   Statement of Assets and
      Liabilities .........................................................    8
   Statement of Operations ................................................    9
   Statement of Changes
      in Net Assets .......................................................   10
   Notes to Financial
      Statements ..........................................................   11
   Financial Highlights ...................................................   16
   Report of Independent
      Accountants .........................................................   19
OTHER INFORMATION
   Proxy Voting Results ...................................................   20
   Management .............................................................   21
   Share Class and Retirement
      Account Information .................................................   23
   Background Information
      Investment Philosophy
         and Policies .....................................................   24
      Comparative Indices .................................................   24
      Credit Rating
         Guidelines .......................................................   24
      Investment Team
         Leaders ..........................................................   24
   Glossary ...............................................................   25

                                                  www.americancentury.com      1

Diversified Bond--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF MARCH 31, 2002

         INVESTOR CLASS (INCEPTION 12/3/01)   ADVISOR CLASS (INCEPTION 12/3/01)   INSTITUTIONAL CLASS (INCEPTION 4/1/93)
               DIVERSIFIED     LEHMAN             DIVERSIFIED     LEHMAN               DIVERSIFIED     LEHMAN
                   BOND       AGGREGATE              BOND        AGGREGATE                BOND        AGGREGATE
                             BOND INDEX                         BOND INDEX                           BOND INDEX
========================================================================================================================
6 MONTHS(1) ....... --           --                   --            --                   -0.27%        0.14%
1 YEAR ............ --           --                   --            --                    4.76%        5.35%
========================================================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS ........... --           --                   --            --                    5.94%        6.49%
5 YEARS ........... --           --                   --            --                    6.94%        7.57%
LIFE OF FUND(1) . -0.99%     -0.54%(2)              -1.07%      -0.54%(2)                 6.21%        6.74%(3)

(1) Returns for periods less than one year are not annualized.

(2) Index data since 11/30/01, the date nearest the class's inception for which data are available.

(3) Index data since 3/31/93, the date nearest the class's inception for which data are available.

See pages 23-25 for information about share classes, returns, and the comparative index.

PERFORMANCE OF $10,000 OVER LIFE OF FUND

The graph at left shows the performance of a $10,000 investment over the life of the fund. The Lehman Aggregate Bond Index is provided for comparison.
Diversified Bond's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. The graph is based on Investor Class shares only; performance for other classes will vary due to differences in fee structures (see the Total
Returns table above). The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

* Fund data from 12/3/01, the Investor Class's inception date. Index data from
  11/30/01, the date nearest the Investor Class's inception for which data are available.

2      1-800-345-2021

Diversified Bond--Performance Review
--------------------------------------------------------------------------------

By Jeff Houston, Sr. Portfolio Manager

PERFORMANCE SUMMARY

     This is Diversified Bond's first report since the combination on December
3, 2001, of American Century Premium Bond, Intermediate-Term Bond, and Bond into one fund. From December through March 31, 2002, U.S. bond prices declined as the economy rebounded strongly from recession. As a result, Diversified Bond returned -0.99%, compared with -0.54% for its benchmark, the Lehman Brothers
Aggregate Bond Index.*

ECONOMIC & MARKET CONDITIONS

     Bonds sold off when stocks rallied in December; rebounded when corporate financial and earnings questions undermined stocks in January and February; then sold off strongly again in March, when Federal Reserve Chairman Alan Greenspan expressed cautious optimism about the economy and the manufacturing sector expanded for the first time since July 2000.

     Mortgage-backed securities (MBS) led all major investment-grade sectors of the taxable bond market during the reporting period. MBS owed their relative success to: (1) reduced refinancings as interest rates rose; (2) their yield advantage over Treasurys; (3) their lower sensitivity to interest rate changes
(shorter durations), cushioning them somewhat from the sharp bond market downturns in December and March; and (4) their high credit quality, important at a time of questionable corporate financial health.

     Corporate bonds struggled because of financial credibility issues but
Treasury bonds performed worst in the investment-grade arena, weighed down by their longer durations and sensitivity to the improving economy.

INVESTMENT STRATEGIES & OUTLOOK

     As of March 31, 2002, the portfolio's biggest sector position was in MBS
(see the table below, right). The fund derived some benefit from our MBS overweight and Treasury underweight, though the relatively low coupons of some
MBS holdings exposed the portfolio to increased duration extension when rates rose and prepayments declined. Bigger factors that caused the fund to lag its benchmark were: (1) the underperformance of corporate bond positions in the troubled energy distribution and telecommunications industries, and (2) the investment team's inability to participate as much as we wished in the corporate new issues market. (Relatively light new corporate bond issuance meant that some auctions had more potential buyers than available bonds.)

     Instead, we bought bonds from cyclical companies (such as car manufacturers) that we expected to benefit from the economic recovery. In addition, we avoided Enron bonds, although the fallout adversely affected some of the sectors and companies in which we were invested.

     Given the recent outperformance of MBS and signs of economic recovery, we plan to reduce the MBS overweight to neutral and overweight corporates instead.
And we expect to increase the portfolio's holdings in diversifiers like asset-backed and commercial mortgage-backed securities.

     But like the Federal Reserve, we expect the recovery to be slow and protracted. So our plan is to keep duration modestly short and not get too defensive.

* All fund returns and yields referenced in this review are for Investor Class shares.

[right margin]

PORTFOLIO AT A GLANCE
                                     AS OF 3/31/02
NET ASSETS                         $383.5 MILLION(1)

WEIGHTED AVERAGE
   MATURITY                             6.8 YRS
AVERAGE DURATION                        4.7 YRS
EXPENSE RATIO (FOR
   INVESTOR CLASS)                       0.63%

YIELDS AS OF MARCH 31, 2002
                                   30-DAY SEC YIELD
INVESTOR CLASS                           5.37%
ADVISOR CLASS                            5.12%
INSTITUTIONAL CLASS                      5.58%

PORTFOLIO COMPOSITION BY
CREDIT RATING
                                 % OF FUND INVESTMENTS
AS OF
                                        3/31/02
AAA                                      73%
AA                                        4%
A                                         4%
BBB                                      17%
BB                                        2%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page
24 for more information.

TYPES OF INVESTMENTS IN
THE PORTFOLIO
                                 AS OF MARCH 31,  2002
MORTGAGE-BACKED SECURITIES              41.1%
CORPORATE BONDS                         26.5%
U.S. TREASURY SECURITIES                18.6%
U.S. GOVT. AGENCY SECURITIES             6.3%
ASSET-BACKED SECURITIES                  6.2%
TEMPORARY CASH INVESTMENTS               1.3%

(1) Includes Investor, Advisor, and Institutional Classes.

Investment terms are defined in the Glossary on pages 25-26.

                                                  www.americancentury.com      3

Diversified Bond--Schedule of Investments
--------------------------------------------------------------------------------

MARCH 31, 2002

Principal Amount                                                          Value
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES(1) -- 35.8%
             $  2,437,751  FHLMC, 6.00%, 1/1/13                     $  2,457,124
               23,421,942  FHLMC, 6.50%, 2/1/09 to
                              6/1/31                                  23,488,306
                2,012,346  FHLMC, 7.00%, 11/1/13 to
                              8/1/29                                   2,071,167
                1,405,588  FHLMC, 7.50%, 8/1/29                        1,457,387
                   50,746  FHLMC, 8.50%, 10/1/26                          54,608
               10,803,662  FNMA, 5.50%, 12/1/16                       10,537,006
               44,102,184  FNMA, 6.00%, 2/1/09 to
                              12/1/31                                 43,079,170
               15,562,558  FNMA, 6.50%, 1/1/26 to
                              1/1/32                                  15,543,377
               14,425,305  FNMA, 7.00%, 12/1/27 to
                              9/1/31                                  14,727,431
                6,772,096  FNMA, 7.50%, 4/1/28 to
                              9/1/30                                   7,021,461
                9,430,343  GNMA, 6.50%, 3/15/28 to
                              2/15/32                                  9,419,770
                5,548,506  GNMA, 7.00%, 11/15/22 to
                              5/15/31                                  5,671,387
                1,475,516  GNMA, 7.50%, 8/20/17 to
                              2/15/28                                  1,546,102
                  739,005  GNMA, 8.00%, 8/15/26 to
                              12/15/29                                   782,127
                  118,973  GNMA, 8.75%, 3/15/25                          128,872
                                                                    ------------
TOTAL MORTGAGE-BACKED SECURITIES                                     137,985,295
                                                                    ------------
   (Cost $137,270,939)

CORPORATE BONDS -- 26.5%

BANKS -- 2.2%
                3,300,000  Bank of America Corp., 6.625%,
                              6/15/04                                  3,455,513
                2,850,000  Citigroup Inc., 6.50%, 1/18/11              2,868,636
                2,000,000  First Union National Bank, 7.80%,
                              8/18/10                                  2,175,054
                                                                    ------------
                                                                       8,499,203
                                                                    ------------
COMPUTER HARDWARE & BUSINESS
MACHINES -- 0.1%
                  455,000  International Business Machines
                              Corp., 7.125%, 12/1/96                     447,586
                                                                    ------------
DEFENSE/AEROSPACE -- 0.5%
                2,000,000  TRW Inc., 8.75%, 5/15/06                    2,105,878
                                                                    ------------
DEPARTMENT STORES -- 0.1%
                  200,000  Sears, Roebuck & Co. Inc.
                              MTN, 8.29%, 6/10/02                        201,881
                                                                    ------------
DIVERSIFIED -- 1.0%
                3,750,000  Morgan Stanley TRACERS(SM),
                              7.78%, 3/1/32 (Acquired
                              3/15/02, Cost $3,904,650)(2)             3,872,351
                                                                    ------------
Principal Amount                                                          Value
--------------------------------------------------------------------------------
ELECTRICAL UTILITY -- 3.1%
               $2,400,000  Calpine Corp., 8.25%, 8/15/05            $  1,921,579
                2,950,000  Cilcorp, Inc., 8.70%, 10/15/09              2,938,830
                1,700,000  Constellation Energy Group Inc.,
                              6.35%, 4/1/07                            1,694,978
                2,500,000  Constellation Energy Group Inc.,
                              7.00%, 4/1/12                            2,472,415
                1,300,000  Dominion Resources Inc., 6.00%,
                              1/31/03                                  1,318,753
                1,500,000  XCEL Energy Inc., 7.00%,
                              12/1/10                                  1,468,464
                                                                    ------------
                                                                      11,815,019
                                                                    ------------
ENERGY RESERVES & PRODUCTION -- 2.4%
                2,700,000  Amerada Hess Corp., 5.90%,
                              8/15/06                                  2,681,165
                2,400,000  Burlington Resources Finance Co.,
                              6.50%, 12/1/11                           2,344,234
                1,550,000  Devon Financing Corp. ULC,
                              6.875%, 9/30/11                          1,510,047
                2,000,000  Duke Energy Field Services LLC,
                              5.75%, 11/15/06                          1,922,228
                  900,000  Williams Cos. Inc., 7.125%,
                              9/1/11                                     855,780
                                                                    ------------
                                                                       9,313,454
                                                                    ------------
ENTERTAINMENT -- 0.4%
                1,400,000  AOL Time Warner Inc., 7.625%,
                              4/15/31                                  1,397,536
                                                                    ------------
FINANCIAL SERVICES -- 4.7%
                2,700,000  Associates Corp., N.A., 6.00%,
                              7/15/05                                  2,782,985
                2,400,000  Countrywide Home Loans Inc.,
                              5.25%, 6/15/04                           2,420,688
                2,800,000  Ford Motor Credit Co., 7.50%,
                              3/15/05                                  2,844,583
                1,500,000  Ford Motor Credit Co., 6.875%,
                              2/1/06                                   1,492,697
                2,400,000  Ford Motor Credit Co., 7.25%,
                              10/25/11                                 2,314,354
                5,500,000  General Motors Acceptance Corp.,
                              6.875%, 9/15/11                          5,322,492
                1,300,000  Household Finance Corp., 6.75%,
                              5/15/11                                  1,263,522
                                                                    ------------
                                                                      18,441,321
                                                                    ------------
FOREST PRODUCTS & PAPER -- 0.8%
                2,000,000  Abitibi-Consolidated Inc., 6.95%,
                              12/15/06                                 1,976,784
                1,000,000  Norske Skogindustrier AS,
                              7.625%, 10/15/11 (Acquired
                              1/25/02, Cost $1,017,250)(2)             1,026,832
                                                                    ------------
                                                                       3,003,616
                                                                    ------------

4      1-800-345-2021                          See Notes to Financial Statements

Diversified Bond--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
MARCH 31, 2002

Principal Amount                                                         Value
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 0.7%
             $    500,000  Columbia Energy Group, 6.80%,
                              11/28/05                              $    488,096
                2,500,000  Consolidated Natural Gas
                              Company, 6.25%, 11/1/11                  2,389,582
                                                                    ------------
                                                                       2,877,678
                                                                    ------------
GROCERY STORES -- 0.7%
                2,500,000  Delhaize America Inc., 8.125%,
                              4/15/11                                  2,652,285
                                                                    ------------
HOME PRODUCTS -- 1.1%
                1,800,000  Dial Corp., 7.00%, 8/15/06                  1,800,173
                2,300,000  Newell Rubbermaid Inc., 6.75%,
                              3/15/12                                  2,294,018
                                                                    ------------
                                                                       4,094,191
                                                                    ------------
HOTELS -- 0.3%
                1,250,000  Harrah's Operating Co. Inc., 7.50%,
                              1/15/09                                  1,272,333
                                                                    ------------
INDUSTRIAL PARTS -- 0.5%
                2,000,000  Tyco International Group SA,
                              6.125%, 1/15/09                          1,765,160
                                                                    ------------
MEDIA -- 1.8%
                2,450,000  Comcast Cable Communications,
                              8.375%, 5/1/07                           2,638,192
                1,800,000  COX Communications Inc., 6.75%,
                              3/15/11                                  1,732,237
                2,000,000  CSC Holdings Inc., 7.25%,
                              7/15/08                                  1,916,832
                  500,000  CSC Holdings Inc., 7.625%,
                              7/15/18                                    452,375
                                                                    ------------
                                                                       6,739,636
                                                                    ------------
MEDICAL PRODUCTS & SUPPLIES -- 0.8%
                3,000,000  Beckman Coulter Inc., 7.45%,
                              3/4/08                                   3,128,454
                                                                    ------------
MOTOR VEHICLES & PARTS -- 0.1%
                  350,000  General Motors Corp., 7.00%,
                              6/15/03                                    359,323
                                                                    ------------
REAL ESTATE INVESTMENT TRUST -- 0.6%
                2,300,000  EOP Operating LP, 6.75%,
                              2/15/08                                  2,310,472
                                                                    ------------
RESTAURANTS -- 0.6%
                2,150,000  Tricon Global Restaurants, Inc.,
                              8.875%, 4/15/11                          2,279,000
                                                                    ------------
SECURITIES & ASSET MANAGEMENT -- 1.7%
                3,350,000  Merrill Lynch & Co. Inc.,
                              5.35%, 6/15/04                           3,415,781
                3,000,000  Morgan Stanley Dean Witter
                              & Co., 5.80%, 4/1/07(3)                  2,987,820
                                                                    ------------
                                                                       6,403,601
                                                                    ------------
SPECIALTY STORES -- 0.5%
                2,000,000  Toys R Us Inc., 7.625%, 8/1/11              1,848,990
                                                                    ------------

Principal Amount                                                          Value
--------------------------------------------------------------------------------
TELEPHONE -- 1.8%
             $  1,500,000  AT&T Corp., 7.30%,
                              11/15/11 (Acquired
                              12/4/01-1/18/02,
                              Cost $1,535,695)(2)                   $  1,446,789
                1,300,000  AT&T Corp., 8.00%,
                              11/15/31 (Acquired 11/15/01,
                              Cost $1,286,038)(2)                      1,266,253
                1,400,000  Verizon New England Inc., 6.50%,
                              9/15/11                                  1,370,048
                  700,000  Verizon Pennsylvania Inc., Series A,
                              5.65%, 11/15/11                            643,326
                2,650,000  WorldCom, Inc. - WorldCom Group,
                              7.375%, 1/15/06 (Acquired
                              5/29/01, Cost $2,677,852)(2)             2,318,369
                                                                    ------------
                                                                       7,044,785
                                                                    ------------
TOTAL CORPORATE BONDS                                                101,873,753
                                                                    ------------
   (Cost $103,255,583)

U.S. TREASURY SECURITIES -- 18.6%
               13,875,000  STRIPS - PRINCIPAL, 5.81%,
                              8/15/26(4)                               3,117,435
                2,500,000  U.S. Treasury Bonds, 10.625%,
                              8/15/15                                  3,598,733
                  600,000  U.S. Treasury Bonds, 9.125%,
                              5/15/18                                    793,500
               13,100,000  U.S. Treasury Bonds, 6.375%,
                              8/16/27                                 13,679,268
                  350,000  U.S. Treasury Bonds, 6.25%,
                              5/15/30                                    363,850
                4,000,000  U.S. Treasury Notes, 5.50%,
                              1/31/03                                  4,097,504
                3,000,000  U.S. Treasury Notes, 4.625%,
                              2/28/03                                  3,054,729
               38,500,000  U.S. Treasury Notes, 3.875%,
                              7/31/03(5)                              38,910,602
                4,000,000  U.S. Treasury Notes, 4.25%,
                              11/15/03                                 4,054,844
                  100,000  U.S. Treasury Notes, 5.00%,
                              8/15/11                                     96,692
                                                                    ------------
TOTAL U.S. TREASURY SECURITIES                                        71,767,157
                                                                    ------------
   (Cost $72,570,285)

U.S. GOVERNMENT AGENCY SECURITIES -- 6.3%
                9,500,000  FHLMC, 5.25%, 2/15/04                       9,749,185
                3,500,000  FHLMC, 5.50%, 7/15/06                       3,548,521
                1,000,000  FHLMC, 5.75%, 4/15/08                       1,010,654
                  500,000  FNMA, 5.625%, 5/14/04                         516,629
                1,900,000  FNMA, 5.50%, 2/15/06                        1,936,037
                1,400,000  FNMA, 6.625%, 11/15/10                      1,460,812
                5,000,000  FNMA, 6.00%, 5/15/11                        4,986,865
                1,000,000  FNMA MTN, 5.74%, 1/21/09                      989,191
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES                                                            24,197,894
                                                                    ------------
   (Cost $24,101,341)

See Notes to Financial Statements                 www.americancentury.com      5

Diversified Bond--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
MARCH 31, 2002

Principal Amount                                                          Value
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(1) -- 6.2%
             $    800,000  AmeriCredit Automobile
                              Receivables Trust, Series
                              1999 D, Class A3 SEQ, 7.02%,
                              12/5/05                               $    830,705
                  308,660  Case Equipment Loan Trust,
                              Series 1998 B, Class A4 SEQ,
                              5.92%, 10/15/05                            309,416
                  968,314  CIT RV Trust, Series 1997 A,
                              Class A6 SEQ, 6.35%,
                              4/15/11                                  1,002,439
                  750,000  CIT RV Trust, Series 1998 A,
                              Class A4 SEQ, 6.09%,
                              2/15/12                                    775,170
                1,750,000  Connecticut RRB Special Purpose
                              Trust Connecticut Light &
                              Power, Series 2001-1, Class A5
                              SEQ, 6.21%, 12/30/11                     1,769,955
                1,600,000  Countrywide Asset-Backed
                              Certificates, Series 2001-1,
                              Class AF3, 6.10%, 8/25/26                1,636,614
                4,000,000  CPL Transition Funding LLC,
                              Series 2002-1, Class A4 SEQ,
                              5.96%, 7/15/15                           3,900,732
                1,714,430  Delta Air Lines Inc., Series
                              2000-1, Class A1, 7.38%,
                              5/18/10                                  1,759,010
                1,300,000  Detroit Edison Securitization
                              Funding LLC, Series 2001-1,
                              Class A4 SEQ, 6.19%, 3/1/13              1,309,168
                  582,719  Money Store (The) Home Equity
                              Trust, Series 1997 C,
                              Class AF6 SEQ, 6.67%,
                              2/15/25                                    596,265
                1,948,804  Onyx Automobile Receivables,
                              Series 2002 A, 13.61%,
                              10/20/08                                 1,941,009
                2,500,000  PSE&G Transition Funding LLC,
                              Series 2001-1, Class A5 SEQ,
                              6.45%, 3/15/13                           2,567,348
                2,950,000  Reliant Energy Transition Bond Co.
                              LLC, Series 2001-1,
                              Class A4 SEQ, 5.63%,
                              9/15/15                                  2,806,412
                2,500,000  Residential Funding Mortgage
                              Securities II, Series 2001 HS2,
                              Class A3, 5.77%, 4/25/16                 2,544,690
                                                                    ------------
TOTAL ASSET-BACKED SECURITIES                                         23,748,933
                                                                    ------------
   (Cost $23,735,493)

Principal Amount                                                          Value
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS(1)- 5.3%
              $28,506,916  Commercial Mortgage Acceptance
                              Corporation STRIPS -
                              INTEREST, Series 1998 C2,
                              Class X, 1.22%, 4/1/02(6)(7)          $  1,489,543
                2,000,000  Credit-Based Asset Servicing and
                              Securitization, Series 2001 CB2,
                              Class A2F, 5.97%, 3/25/19                2,042,910
                1,373,644  First Union National Bank
                              Commercial Mortgage, Series
                              2001 C3, Class A1 SEQ,
                              5.20%, 8/15/23                           1,385,233
                4,000,000  First Union National Bank
                              Commercial Mortgage, Series
                              2002 C1, Class A2 SEQ,
                              6.14%, 2/12/34                           3,924,180
                1,142,769  First Union-Lehman Brothers
                              Commercial Mortgage, Series
                              1998 C2, Class A1 SEQ,
                              6.28%, 6/18/07                           1,174,682
                  210,296  FNMA REMIC, Series 1989-35,
                              Class G, 9.50%, 7/25/19                    232,654
                1,229,491  FNMA REMIC, Series 1997-58,
                              Class PB, 6.50%, 6/18/24                 1,265,417
                4,000,000  GMAC Commercial Mortgage
                              Securities Inc., Series 1999 C1,
                              Class A2 SEQ, 6.18%,
                              5/15/33                                  4,018,576
               33,493,122  GMAC Commercial Mortgage
                              Securities Inc. STRIPS -
                              INTEREST, Series 1999 C1,
                              Class X, 0.86%, 4/1/02(6)(7)             1,169,546
                2,392,337  Nationslink Funding Corp., Series
                              1998-2, Class A1 SEQ,
                              6.00%, 8/20/30                           2,440,693
                1,250,000  Nationslink Funding Corp., Series
                              1999-1, Class A2 SEQ, 6.32%,
                              1/20/31                                  1,268,295
                                                                    ------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS                                                           20,411,729
                                                                    ------------
   (Cost $20,318,997)

TEMPORARY CASH INVESTMENTS -- 1.3%
   Repurchase Agreement, Merrill Lynch & Co.,
    Inc., (U.S. Treasury obligations), in a joint trading
    account at 1.75%, dated 3/28/02, due
    4/1/02 (Delivery value $4,960,964)                                 4,960,000
                                                                    ------------
   (Cost $4,960,000)

TOTAL INVESTMENT SECURITIES -- 100.0%                               $384,944,761
                                                                    ============
   (Cost $386,212,638)

6      1-800-345-2021                          See Notes to Financial Statements

Diversified Bond--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)

MARCH 31, 2002

NOTES TO SCHEDULE OF INVESTMENTS

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

MTN = Medium Term Note

REMIC = Real Estate Mortgage Investment Conduit

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TRACERS(SM) = Traded Custody Receipts(SM)

(1) Final maturity indicated, unless otherwise noted. Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at March 31, 2002, was $9,930,594 which represented 2.6% of net assets.

(3) When-issued security.

(4) Security is a zero-coupon bond. The yield to maturity at purchase is indicated. Zero coupon securities are purchased at a substantial discount from their value at maturity.

(5) Security, or a portion thereof, has been segregated for a when-issued security.

(6) Variable rate security. Interest reset date is indicated. Rate shown is effective March 31, 2002.

(7) Security is an interest-only STRIP. These securities are purchased at a substantial discount from their value at maturity.

See Notes to Financial Statements                 www.americancentury.com      7

Statement of Assets and Liabilities
--------------------------------------------------------------------------------

MARCH 31, 2002

ASSETS
Investment securities, at value (cost of
  $386,212,638) (Note 6) .................................        $ 384,944,761
Receivable for investments sold ..........................            4,009,630
Receivable for capital shares sold .......................               20,000
Interest receivable ......................................            3,698,620
                                                                  -------------
                                                                    392,673,011
                                                                  -------------

LIABILITIES
Disbursements in excess
  of demand deposit cash .................................            2,340,059
Payable for investments purchased ........................            6,346,212
Accrued management fees (Note 2) .........................              171,159
Distribution fees payable (Note 2) .......................                2,162
Service fees payable (Note 2) ............................                2,162
Dividends payable ........................................              337,348
Payable for trustees' fees
  and expenses (Note 2) ..................................                  697
                                                                  -------------
                                                                      9,199,799
                                                                  -------------
Net Assets ...............................................        $ 383,473,212
                                                                  =============

NET ASSETS CONSIST OF:
Capital paid in ..........................................        $ 388,200,750
Accumulated net realized loss
  on investment transactions .............................           (3,459,661)
Net unrealized depreciation
  on investments (Note 6) ................................           (1,267,877)
                                                                  -------------
                                                                  $ 383,473,212
                                                                  =============

Investor Class
Net assets ...............................................        $ 170,706,906
Shares outstanding .......................................           17,096,596
Net asset value per share ................................        $        9.98

Advisor Class
Net assets ...............................................        $  10,290,655
Shares outstanding .......................................            1,030,615
Net asset value per share ................................        $        9.98

Institutional Class
Net assets ...............................................        $ 202,475,651
Shares outstanding .......................................           20,277,988
Net asset value per share ................................        $        9.98

                                               See Notes to Financial Statements
8      1-800-345-2021                 See Glossary for a Definition of the Table

Statement of Operations
--------------------------------------------------------------------------------

YEAR ENDED MARCH 31, 2002

INVESTMENT INCOME
Income:
Interest .................................................         $ 13,453,052
                                                                   ------------

Expenses (Note 2):
Management fees ..........................................            1,111,801
Distribution fees -- Advisor Class .......................                8,225
Service fees -- Advisor Class ............................                8,225
Trustees' fees and expenses ..............................                5,234
                                                                   ------------
                                                                      1,133,485
                                                                   ------------

Net investment income ....................................           12,319,567
                                                                   ------------

REALIZED AND UNREALIZED LOSS
Net realized gain on investment
  transactions (Note 3) ..................................            1,347,812
Change in net unrealized depreciation
  on investments (Note 6) ................................           (8,390,494)
                                                                   ------------

Net realized and unrealized loss .........................           (7,042,682)
                                                                   ------------

Net Increase in Net Assets
  Resulting from Operations ..............................         $  5,276,885
                                                                   ============

See Notes to Financial Statements
See Glossary for a Definition of the Table        www.americancentury.com      9

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

YEARS ENDED MARCH 31, 2002 AND MARCH 31, 2001

Increase in Net Assets                             2002                 2001
                                                   ----                 ----

OPERATIONS
Net investment income ..................      $  12,319,567       $   7,094,213
Net realized gain ......................          1,347,812             227,059
Change in net unrealized
  appreciation (depreciation) ..........         (8,390,494)          5,580,256
                                              -------------       -------------
Net increase in net assets
  resulting from operations ............          5,276,885          12,901,528
                                              -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
  Investor Class .......................         (2,949,851)               --
  Advisor Class ........................           (166,934)               --
  Institutional Class ..................         (9,202,782)         (7,094,213)
From net realized gains:
  Institutional Class ..................           (849,456)               --
                                              -------------       -------------
Decrease in net assets
  from distributions ...................        (13,169,023)         (7,094,213)
                                              -------------       -------------

CAPITAL SHARE TRANSACTIONS
(NOTE 4 AND NOTE 7)
Net increase in net assets from
  capital share transactions ...........        250,867,858          31,498,657
                                              -------------       -------------

Net increase in net assets .............        242,975,720          37,305,972

NET ASSETS
Beginning of period ....................        140,497,492         103,191,520
                                              -------------       -------------
End of period ..........................      $ 383,473,212       $ 140,497,492
                                              =============       =============

                                               See Notes to Financial Statements
10      1-800-345-2021                See Glossary for a Definition of the Table

Notes to Financial Statements
--------------------------------------------------------------------------------

MARCH 31, 2002

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Diversified Bond Fund (the fund) (See Note 7) is one fund in a series issued by the trust. The fund is diversified under the 1940
Act. The investment objective of the fund is to obtain a high level of income by investing primarily in non-money market debt instruments. The following significant accounting policies are in accordance with accounting principles generally accepted in the United States of America. These policies may require the use of estimates by fund management.

    MULTIPLE CLASS -- The fund is authorized to issue the following classes of shares: the Investor Class, the Advisor Class, and the Institutional Class. The
share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Commencement of operations for the Investor Class and the Advisor Class was December 3, 2001.

    SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may purchase and sell securities on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund maintains segregated accounts consisting of cash or liquid securities in an amount sufficient to meet the purchase price.

    REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

    JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account held at the fund's custodian. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

    INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and distributed monthly. Distributions from net realized gains are declared and paid annually.

                                                 www.americancentury.com      11

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

MARCH 31, 2002

2.  FEES AND TRANSACTIONS WITH RELATED PARTIES

    MANAGEMENT FEES -- The trust has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly. It consists of an Investment Category
Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.2925% to
0.4100% and the rates for the Complex Fee (Investor Class) range from 0.2900% to
0.3100%. The Advisor Class is 0.25% less and the Institutional Class is 0.20%
less at each point within the Complex Fee range. For the year ended March 31,
2002, the effective annual management fee was 0.63%, 0.38% and 0.44% for the
Investor, Advisor and Institutional Classes, respectively.

    DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and service fee equal to 0.25%. The fees are computed daily and paid monthly based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan by the Advisor
Class, during the year ended March 31, 2002, are detailed in the Statement of
Operations.

    RELATED PARTIES -- The fund has a bank line of credit agreement with J.P.
Morgan Chase & Co. (JPM) (See Note 5). JPM is an equity investor in American
Century Companies, Inc. (ACC).

    Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of ACC, the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century Services Corporation.

3.  INVESTMENT TRANSACTIONS

    Purchases of investment securities, excluding short-term investments, for the year ended March 31, 2002, totaled $351,223,532, of which $232,240,848 represented U.S. Treasury and Government Agency obligations. Sales of investment securities, excluding  short-term investments, for the year ended March 31,
2002, totaled $290,898,101, of which $183,586,921 represented U.S. Treasury and
Government Agency obligations.

12      1-800-345-2021

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

MARCH 31, 2002

4.  CAPITAL SHARE TRANSACTIONS

                                                       SHARES         AMOUNT
                                                       ------         ------
INVESTOR CLASS
Period ended March 31, 2002(1)
Sold .........................................       1,840,772    $  18,637,532
Issued in connection with acquisition (Note 7)      17,600,555      179,131,328
Issued in reinvestment of distributions ......         264,586        2,675,505
Redeemed .....................................      (2,609,317)     (26,453,702)
                                                 -------------    -------------
Net increase .................................      17,096,596    $ 173,990,663
                                                 =============    =============

ADVISOR CLASS
Period ended March 31, 2002(1)
Sold .........................................         214,431    $   2,165,429
Issued in connection with acquisition (Note 7)       1,017,399       10,377,600
Issued in reinvestment of distributions ......          12,087          122,202
Redeemed .....................................        (213,302)      (2,163,195)
                                                 -------------    -------------
Net increase .................................       1,030,615    $  10,502,036
                                                 =============    =============

INSTITUTIONAL CLASS
Year ended March 31, 2002
Sold .........................................      13,790,884    $ 141,849,816
Issued in reinvestment of distributions ......         814,889        8,284,298
Redeemed .....................................      (8,214,454)     (83,758,955)
                                                 -------------    -------------
Net increase .................................       6,391,319    $  66,375,159
                                                 =============    =============

Year ended March 31, 2001
Sold .........................................       8,476,414    $  83,575,220
Issued in reinvestment of distributions ......         665,764        6,519,666
Redeemed .....................................      (5,982,072)     (58,596,229)
                                                 -------------    -------------
Net increase .................................       3,160,106    $  31,498,657
                                                 =============    =============

(1) December 3, 2001 (acquisition date -- see Note 7) through March 31, 2002.

5.  BANK LOANS

    The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPM, which was renewed from
$520,0000,000 effective December 18, 2001. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended March 31, 2002.

                                                 www.americancentury.com      13

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

MARCH 31, 2002

6.  FEDERAL TAX INFORMATION

    The tax character of distributions paid during the years ended March 31,
2002 and March 31, 2001 was as follows:

                                                         2002            2001
                                                         ----            ----
DISTRIBUTIONS PAID FROM
Ordinary Income ..................................... $12,707,939     $7,094,213
Long-Term Capital Gain ..............................    $461,084             --

    As of March 31, 2002, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
Federal tax cost of investments .................................. $386,292,131
                                                                    ============
Gross tax appreciation on investments ............................   $2,762,989
Gross tax depreciation on investments ............................   (4,110,359)
                                                                    ------------
Net tax appreciation (depreciation) on investments ...............  $(1,347,370)
                                                                    ============
Accumulated long-term gain (capital loss carryover) ..............  $(3,379,031)

    The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

    The difference between book-basis and tax-basis unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

    CAPITAL LOSS CARRYOVERS -- At March 31, 2002, accumulated net realized capital loss carryovers for federal income tax purposes of $2,669,439 (expiring in 2008) may be used to offset future taxable realized gains.

    The fund has elected to treat $709,592 of net capital losses incurred in the five month period ended March 31, 2002, as having been incurred in the following fiscal year for federal income tax purposes.

14      1-800-345-2021

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

MARCH 31, 2002

7.  REORGANIZATION PLAN

    On December 3, 2001, Diversified Bond acquired all of the net assets of
Intermediate-Term Bond Fund and Bond Fund, two funds in a series issued by
American Century Mutual Funds, Inc., and Premium Bond Fund, one fund in a series issued by American Century Premium Reserves, Inc., pursuant to a plan of reorganization approved by the acquired funds' shareholders on November 16,
2001. Premium Bond is the surviving fund for the purposes of maintaining the financial statements and performance history in the post-reorganization. The shares issued in connection with the acquisition reflected in Note 4 represent the shares issued for Intermediate-Term Bond and Bond only.

    The acquisition was accomplished by a tax-free exchange of shares. On
December 3, 2001 the acquired funds exchanged their outstanding shares for shares of Diversified Bond as follows:

ORIGINAL FUND/CLASS                  SHARES EXCHANGED    NEW FUND/CLASS                      SHARES RECEIVED
Intermediate-Term Bond -- Investor ........ 4,918,779    Diversified Bond -- Investor ...........  4,894,785
Intermediate-Term Bond -- Advisor .........   432,768    Diversified Bond -- Advisor ............    430,657
Bond -- Investor ......................... 13,637,083    Diversified Bond -- Investor ........... 12,705,770
Bond -- Advisor ..........................    629,749    Diversified Bond -- Advisor ............    586,742
Premium Bond -- Investor ................. 16,664,609    Diversified Bond -- Institutional ...... 16,664,609

    Immediately before the acquisition, the net assets of Premium Bond were
$170,789,203, consisting only of the Investor Class. The net assets of
Intermediate-Term Bond, immediately before the acquisition were $54,585,782, consisting of $50,171,551 Investor Class net assets and $4,414,231 Advisor Class net assets. The net assets of Bond, immediately before the acquisition were
$136,248,242, consisting of $130,234,141 Investor Class net assets and
$6,014,101 Advisor Class net assets. Immediately after the acquisition, the combined net assets of the fund were $361,623,227, which consisted of
$180,405,692 Investor Class net assets, $10,428,332 Advisor Class net assets, and $170,789,203 Institutional Class net assets.

    Diversified Bond acquired unrealized appreciation of $1,023,407, $3,049,902, and $3,828,785 from Intermediate-Term Bond, Bond, and Premium Bond, respectively. Diversified Bond acquired capital loss carryovers of $2,669,439 from Bond.

8.  CHANGE IN INDEPENDENT ACCOUNTANTS

    As a result of the reorganization discussed in Note 7, the Board of Trustees recommended and approved PricewaterhouseCoopers LLP as the independent accountants for the fund on March 13, 2002. There were no disagreements with the previous independent accountants and an unqualified opinion was issued on the
March 31, 2001 financial statements of Premium Bond, the surviving fund for purposes of maintaining the financial statements and performance history in the post-reorganization.

                                                 www.americancentury.com      15

Diversified Bond--Financial Highlights
--------------------------------------------------------------------------------

For a Share Outstanding Throughout the Period Indicated

                                                                  Investor Class
                                                                     2002(1)
                                                                     -------
PER-SHARE DATA
Net Asset Value, Beginning of Period .............................  $10.25
                                                                   -----------
Income From Investment Operations
  Net Investment Income ..........................................    0.17
  Net Realized and Unrealized Loss ...............................   (0.27)
                                                                   -----------
  Total From Investment Operations ...............................   (0.10)
                                                                   -----------
Distributions
  From Net Investment Income .....................................   (0.17)
                                                                   -----------
Net Asset Value, End of Period ...................................   $9.98
                                                                   ===========
  Total Return(2) ................................................   (0.99)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets ................  0.63%(3)
Ratio of Net Investment Income to Average Net Assets .............  5.19%(3)
Portfolio Turnover Rate ..........................................   136%(4)
Net Assets, End of Period (in thousands) ......................... $170,707

(1) December 3, 2001 (acquisition date -- see Note 7) through March 31, 2002.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

                                               See Notes to Financial Statements
16      1-800-345-2021                See Glossary for a Definition of the Table

Diversified Bond--Financial Highlights
--------------------------------------------------------------------------------

For a Share Outstanding Throughout the Period Indicated

                                                                  Advisor Class
                                                                     2002(1)
                                                                     -------
PER-SHARE DATA
Net Asset Value, Beginning of Period ............................   $10.25
                                                                   -----------
Income From Investment Operations
  Net Investment Income .........................................     0.16
  Net Realized and Unrealized Loss ..............................    (0.27)
                                                                   -----------
  Total From Investment Operations ..............................    (0.11)
                                                                   -----------
Distributions
  From Net Investment Income ....................................    (0.16)
                                                                   -----------
Net Asset Value, End of Period ..................................    $9.98
                                                                   ===========
  Total Return(2) ...............................................    (1.07)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets ...............   0.88%(3)
Ratio of Net Investment Income to Average Net Assets ............   4.94%(3)
Portfolio Turnover Rate .........................................    136%(4)
Net Assets, End of Period (in thousands) ........................   $10,291

(1) December 3, 2001 (acquisition date -- see Note 7) through March 31, 2002.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements
See Glossary for a Definition of the Table       www.americancentury.com      17

Diversified Bond--Financial Highlights
--------------------------------------------------------------------------------

For a Share Outstanding Throughout the Years Ended March 31

                                                         Institutional Class
                                          2002       2001       2000       1999       1998
                                          ----       ----       ----       ----       ----
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ................. $10.12      $9.62     $10.10     $10.15      $9.76
                                        --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income ...............   0.56       0.62       0.61       0.59       0.61
  Net Realized and Unrealized
  Gain (Loss) .........................  (0.09)      0.50      (0.48)       --        0.45
                                        --------   --------   --------   --------   --------
  Total From Investment Operations ....   0.47       1.12       0.13       0.59       1.06
                                        --------   --------   --------   --------   --------
Distributions
  From Net Investment Income ..........  (0.56)     (0.62)     (0.61)     (0.59)     (0.61)
  From Net Realized Gains .............  (0.05)       --        --(1)     (0.05)     (0.06)
                                        --------   --------   --------   --------   --------
  Total Distributions .................  (0.61)     (0.62)     (0.61)     (0.64)     (0.67)
                                        --------   --------   --------   --------   --------
Net Asset Value, End of Period ........  $9.98     $10.12      $9.62     $10.10     $10.15
                                        ========   ========   ========   ========   ========
  Total Return(2) .....................   4.76%     12.03%      1.30%      5.88%     11.14%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ................  0.44%      0.45%      0.45%      0.45%      0.45%
Ratio of Net Investment Income
  to Average Net Assets ................  5.46%      6.31%      6.15%      5.70%      6.06%
Portfolio Turnover Rate ................   136%       139%        64%        71%       138%
Net Assets, End of Period
  (in thousands) ..................... $202,476   $140,497   $103,192   $105,284    $65,171

(1) Per-share amount was less than $0.005.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any.

                                               See Notes to Financial Statements
18      1-800-345-2021                See Glossary for a Definition of the Table

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of the American Century Investment Trust and
Shareholders of the Diversified Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Diversified Bond Fund (one of the three funds in the American Century Investment Trust hereafter referred to as the "Fund") at March 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. The changes in net assets for the year ended March 31, 2001 and the financial highlights for each of the four years in the period then ended were audited by other auditors, whose report dated May 11, 2001, expressed an unqualified opinion on those statements. These financial statements and financial highlights (hereafter referred to as "financial statements")
are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri
May 10, 2002

                                                 www.americancentury.com      19

Proxy Voting Results
--------------------------------------------------------------------------------

    A meeting of shareholders was held on November 16, 2001, to vote on the following proposal. The proposal received the required majority of votes and was adopted.

    A summary of voting results is listed below the proposal.

PROPOSAL

    To vote on approval of the Agreement and Plan of Reorganization.

                        PREMIUM           INTERMEDIATE-TERM
                         BOND                   BOND                   BOND
                         ----                   ----                   ----

    For:              12,139,354              4,107,390              7,032,649
    Against:              25,420                 86,303                188,624
    Abstain:             231,061                126,730                294,241

20      1-800-345-2021

Management
--------------------------------------------------------------------------------

    The individuals listed below serve as trustees or officers of the fund.
Those listed as interested  trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC)
or its wholly-owned subsidiaries, including the fund's investment advisor,
American Century Investment Management, Inc. (ACIM); the fund's principal underwriter, American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

    The other trustees (more than two-thirds of the total number) are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC.

    All persons named as officers of the fund also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions  are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ALBERT EISENSTAT (71)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: General Partner, Discovery Ventures
(Venture capital firm, 1996 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present)
--------------------------------------------------------------------------------
RONALD J. GILSON (55)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to  present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel,  Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES (60)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 21

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management (1999-present); Principal, Long-Term Capital Management (investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance, Stanford
Graduate School of Business (1981 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT (73)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 30

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972  to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, RCM Capital Funds, Inc. (1994 to
present)
-------------------------------------------------------------------------------
JEANNE D. WOHLERS (56)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 17

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director and Partner, Windy Hill
Productions, LP (educational software,  1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995  to present)
-------------------------------------------------------------------------------

                                                 www.americancentury.com      21

Management
--------------------------------------------------------------------------------
                                                                    (Continued)

INTERESTED TRUSTEES
--------------------------------------------------------------------------------
JAMES E. STOWERS III (42)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Co-Chief Investment Officer, U.S. Equities (September 2000 to February
2001); Chief Executive Officer, ACC, ACIM, ACSC, and other ACC subsidiaries
(June 1996 to September 2000); President, ACC (January 1995 to June 1997);
President, ACIM and ACSC (April 1993 to August 1997)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 76

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, ACC, ACIM, ACSC, and other ACC subsidiaries
--------------------------------------------------------------------------------
WILLIAM M. LYONS (46)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to  present); President, ACC (June 1997 to present); Chief Operating Officer, ACC (June 1996 to September 2000); General
Counsel, ACC, ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1989 to June
1998); Executive Vice President, ACC (January 1995 to June 1997); Also serves as: Executive Vice President and Chief Operating Officer, ACIM, ACSC, and other
ACC subsidiaries, and Executive Vice President of other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, ACIM, ACSC, and other ACC subsidiaries
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (46)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustees."
--------------------------------------------------------------------------------
ROBERT T. JACKSON (55)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice President and Chief Financial Office

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer and
Chief Financial Officer, ACC (August 1997 to present); President, ACSC (January
1999 to present); Executive Vice President, ACC (May 1995 to present); Also serves as: Executive Vice President and Chief Financial Officer, ACIM, ACIS, and
other ACC subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (45)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Assistant
Treasurer, ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (43)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries  (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present); Consultant to mutual fund industry (May 1997 to April 1998)
--------------------------------------------------------------------------------
ROBERT LEACH (35)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------
C. JEAN WADE (37)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------
JON ZINDEL (34)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND:  Tax Officer

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Director of Taxation, ACSC (July 1996 to April
1998)
--------------------------------------------------------------------------------

The SAI has additional information about the fund's trustees and is available without charge upon request by calling 1-800-345-2021.

22      1-800-345-2021

Share Class and Retirement Account Information
--------------------------------------------------------------------------------

SHARE CLASSES

    Three classes of shares are authorized for sale by the fund: Investor Class,
Advisor Class, and Institutional Class.

    INVESTOR CLASS shareholders do not pay any commissions or other fees for purchase of fund shares directly from American Century. Investors who buy
Investor Class shares through a broker-dealer may be required to pay the broker-dealer a transaction fee.

    ADVISOR CLASS shares are sold through banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50%
Rule 12b-1 service and distribution fee. Half of that fee is available to pay for recordkeeping and administrative services, and half is available to pay for distribution services provided by the financial intermediary through which
Advisor Class shares are purchased. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

    INSTITUTIONAL CLASS shares are available to endowments, foundations, defined benefit pension plans or financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of Institutional Class shares is 0.20% less than the total expense ratio of Investor Class shares.

    All classes of shares represent a pro rata interest  in the fund and generally have the same rights and preferences.

RETIREMENT ACCOUNT INFORMATION

    As required by law, any distributions you receive from an IRA and certain
403(b) distributions [not eligible for rollover to an IRA or to another 403(b)
account] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you don't want us to withhold on this amount, you may send us a written notice not to have the federal income tax withheld. Your written notice is valid from the date of receipt at American Century. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received a written notice not to withhold federal income tax prior to the withdrawal.

    When you plan to withdraw, you may make your election by completing our
Exchange/Redemption form or an IRS Form W-4P. Visit our Web site
(www.americancentury.com) or call us for either form. Your written election is valid from the date of receipt at American Century. You may revoke your election at any time by sending a written notice to us.

    Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                                                 www.americancentury.com      23

Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American Century offers 32 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

     The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

     Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies:

     DIVERSIFIED BOND seeks to provide a high level of interest income by investing in a diversified portfolio of fixed-income securities. The fund maintains a weighted average maturity of 3.5 years or longer, and typically invests in intermediate- and long-term bonds.

COMPARATIVE INDICES

     The following index is used in the report for fund performance comparisons.
It is not an investment product available for purchase.

     The LEHMAN AGGREGATE BOND INDEX is composed of the Lehman Government/Credit
Index and the Lehman Mortgage-Backed Securities Index. It reflects the price fluctuations of Treasury securities, U.S. government agency securities, corporate bond issues, and mortgage-backed securities.

CREDIT RATING GUIDELINES

     Credit ratings are issued by independent research companies such as
Standard & Poor's, Moody's, and Fitch. They are based on an issuer's financial strength and ability to pay interest and principal in a timely manner

     Securities rated AAA, AA, A, or BBB by S&P are considered
"investment-grade" securities, meaning they are relatively safe from default. Here are the most common credit ratings and their definitions:

     AAA -- extremely strong ability to meet financial obligations.

     AA -- very strong ability to meet financial obligations.

     A -- strong ability to meet financial obligations.

     BBB -- good ability to meet financial obligations.

     BB -- securities that are less vulnerable to default than other lower-quality issues but do not quite meet investment-grade standards.

     It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they are not absolute standards of quality.

[left margin]

INVESTMENT TEAM LEADERS

   Portfolio Manager
       JEFF HOUSTON

   Credit Research Manager
       GREG AFIESH

24      1-800-345-2021

Glossary
--------------------------------------------------------------------------------

*   ASSET-BACKED SECURITIES -- debt securities that represent ownership in a pool of receivables, such as credit-card debt, auto loans, and commercial mortgages.

*   AVERAGE DURATION -- a time-weighted average of the interest and principal payments of the securities in a portfolio. As the duration of a portfolio increases, so does the impact of a change in interest rates on the value of the portfolio.

*   BASIS POINT -- one one-hundredth of a percentage point (or 0.01%).
Therefore, 100 basis points equal one percentage point (or 1%).

*   CORPORATE BONDS -- debt securities or instruments issued by companies and corporations. Short-term corporate securities are typically issued to raise cash and cover current expenses in anticipation of future revenues; long-term corporate securities are issued to finance capital expenditures, such as new plant construction or equipment purchases.

*   DURATION EXTENSION -- the lengthening of a mortgage-backed security's duration, typically because of rising interest rates. When interest rates rise sharply, higher interest rates reduce prepayments (which is good for investors), but the lower level of prepayments causes mortgage-backed durations to extend, which makes price declines more severe.

*   EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See
Note 2 in the Notes  to Financial Statements.)

*   MORTGAGE-BACKED SECURITIES (MBS) -- debt securities that represent ownership in pools of mortgage loans. Most mortgage-backed securities are structured as
"pass-throughs"--the monthly payments of principal and interest on the mortgages in the pool are collected by the bank that is servicing the mortgages and are "passed through" to investors. While the payments of principal and interest are considered secure (many are backed by government agency guarantees), the cash flow is less certain than in other fixed-income investments. Mortgages that are paid off early reduce future interest payments from the pool.

*   RETURN (AVERAGE ANNUAL) -- the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the "Financial
Highlights" on pages 16-18.

*   RETURN (TOTAL) -- the overall percentage change in the value of a hypothetical investment in the fund, assuming that all of the fund's distributions are reinvested.

*   U.S. GOVERNMENT AGENCY SECURITIES -- debt securities issued by U.S.
government agencies (such as the Federal Home Loan Bank and the Federal Farm
Credit Bank). Government agency securities include discount notes (maturing in one year or less) and medium-term notes, debentures, and bonds (maturing in three months to 50 years).

*   U.S. TREASURY SECURITIES -- debt securities issued by the U.S. Treasury and backed by the direct "full faith and credit" pledge of the U.S.
government. Treasury securities include bills (maturing in one year or less), notes (maturing in two to 10 years), and bonds (maturing in more than 10 years)

*   WEIGHTED AVERAGE MATURITY (WAM) -- a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the WAM, the greater the portfolio's interest rate sensitivity.

*   YIELD (30-DAY SEC) -- represents net investment income earned by the fund over a 30-day period, expressed as an annual percentage rate based on the fund's share price at the end of the 30-day period. The SEC yield should be regarded as an estimate of the fund's rate of investment income, and it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.

*   YIELD CURVE -- a graphic representation of the relationship between maturity and yield for fixed-income securities.

                                                 www.americancentury.com      25

Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are  consistent with your needs.

INVESTMENT OBJECTIVE

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

*   CAPITAL PRESERVATION -- offers taxable and tax-free money market funds for relative stability of principal and liquidity.

*   INCOME -- offers funds that can provide current income and competitive yields, as well as a strong and stable foundation and generally lower volatility levels than stock funds.

*   GROWTH & INCOME -- offers funds that emphasize both growth and income provided by either dividend- paying equities or a combination of equity and fixed-income securities.

*   GROWTH -- offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with correspondingly high price-fluctuation risk.

RISK

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

*   CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price- fluctuation risk.

*   MODERATE -- these funds generally provide moderate return potential with moderate price-fluctuation risk.

*   AGGRESSIVE -- these funds generally provide high return potential with correspondingly high price- fluctuation risk.

FINANCIAL STATEMENTS

*   STATEMENT OF ASSETS AND LIABILITIES -- breaks down the fund's ASSETS (such as securities, cash, and other  receivables) and LIABILITIES (money owed for securities  purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's NET ASSETS. The net assets divided by shares outstanding is the share price,  or NET ASSET VALUE PER SHARE. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

*   STATEMENT OF OPERATIONS -- shows how the fund's net assets changed during the reporting period as a result of the fund's operations.  In other words, it shows how much money the fund made or lost as a result of dividend AND/OR interest income, fees and expenses, and investment gains or losses.

*   STATEMENT OF CHANGES IN NET ASSETS -- shows how the fund's net assets changed over the past two reporting periods. It details how much a fund's assets increased or decreased as a result of operations (as detailed on the STATEMENT
OF OPERATIONS), income and capital gain distributions, and shareholder investments and redemptions.

*   FINANCIAL HIGHLIGHTS -- itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as a percentage of average net assets), and  portfolio turnover (a gauge of the fund's trading activity).

26      1-800-345-2021

Notes
--------------------------------------------------------------------------------

                                                 www.americancentury.com      27

Notes
--------------------------------------------------------------------------------

28      1-800-345-2021

[inside back cover]

AMERICAN CENTURY FUNDS

===============================================================================
GROWTH
===============================================================================

MODERATE RISK

   SPECIALTY
   Global Natural Resources

AGGRESSIVE RISK

   DOMESTIC EQUITY                 INTERNATIONAL
   Veedot(reg.sm)                  Emerging Markets
   New Opportunities**             International Opportunities
   New Opportunities II            International Discovery**
   Giftrust(reg.sm)                International Growth
   Vista                           Global Growth
   Heritage
   Growth                          SPECIALTY
   Ultra(reg.sm)                   Global Gold
   Select                          Technology
                                   Life Sciences

===============================================================================
GROWTH AND INCOME
===============================================================================

MODERATE RISK

   ASSET ALLOCATION                DOMESTIC EQUITY
   Balanced                        Equity Growth
   Strategic Allocation:           Equity Index
      Aggressive                   Large Cap Value
   Strategic Allocation:           Tax-Managed Value
      Moderate                     Income & Growth
   Strategic Allocation:           Value
      Conservative                 Equity Income

                                   SPECIALTY
                                   Utilities
                                   Real Estate

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value**

===============================================================================
INCOME
===============================================================================

CONSERVATIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Treasury                        CA Intermediate-Term
   Ginnie Mae                         Tax-Free
   Inflation-Adjusted Bond         AZ Municipal Bond
   Limited-Term Bond               FL Municipal Bond
   Short-Term Government           Tax-Free Bond
   Short-Term Treasury             CA Limited-Term Tax-Free
                                   Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Government Bond                 CA Long-Term Tax-Free
   Target 2005*                    Long-Term Tax-Free
   Diversified Bond                CA Insured Tax-Free

AGGRESSIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Target 2030*                    CA High-Yield Municipal
   Target 2025*                    High-Yield Municipal
   Target 2020*
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

===============================================================================
CAPITAL PRESERVATION
===============================================================================

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS
   Prime Money Market              FL Municipal Money Market
   Government Agency               CA Municipal Money Market
      Money Market                 CA Tax-Free Money Market
   Capital Preservation            Tax-Free Money Market
   Premium Money Market

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

* While listed within the Income investment objective, the Target funds do not pay current dividend income. Income  dividends are distributed once a year in
  December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

**These funds are closed to new investors.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

Who We Are

American Century offers investors more than 60 mutual funds spanning the investment spectrum. We currently manage $85 billion for roughly 2 million individuals, institutions, and  corporations, and offer a range of services designed to make investing easy and convenient.

For four decades, American Century has been a leader in performance, service, and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions over the Internet, we have been committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

[left margin]

[american century logo and text logo (reg.sm)]

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED  FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.
--------------------------------------------------------------------------------
American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
www.americancentury.com                                           COMPANIES

0205                                 American Century Investment Services, Inc.
SH-ANN-29755S                     (c)2002 American Century Services Corporation

[front cover]

AMERICAN CENTURY
Annual Report

[photo of rowers]

Prime Money Market

March 31, 2002                    [american century logo and text logo (reg.sm)]

[inside front cover]

TURN TO THE INSIDE BACK COVER TO SEE A LIST OF AMERICAN CENTURY FUNDS CLASSIFIED
BY OBJECTIVE AND RISK.

Our Message to You
--------------------------------------------------------------------------------
[photo of James E. Stowers, Jr. and James E. Stowers III]
James E. Stowers, Jr., standing, with James E. Stowers III

     The fiscal year ended March 31, 2002, saw historic political, economic, and financial events that created an atmosphere of increased caution and uncertainty for U.S. citizens and investors. In particular, September 11 changed Americans'
perception of the world and our place in it, as well as pushing an already weak economy into recession for the first time in a decade.

     But as tumultuous as conditions  have been in the last twelve months, they could have been much worse. September 11 reawakened America's "can do"
spirit, triggering a flurry of activity that propped up the financial markets and the economy. For its part, the Federal Reserve cut interest rates to the lowest level in 40 years to boost the economy. Those changes appear to have helped us shake off recession, and have been good news for the U.S. equity market, which rebounded strongly.

     Amid all this turmoil, nothing has changed here at American Century from an investment policy standpoint. Our portfolio managers continue to follow their time-tested strategies, regardless of market, political, and economic conditions. Those strategies helped Prime Money Market provide shareholders stability of principal as well as better-than-average yields and returns (see pages 2 and 3). Nevertheless, income-oriented investors have seen their dividends fall along with interest rates in the last year.

     Prime recently changed its fiscal year end from February 28 to March 31, so we are sending another annual report with an updated outlook.

     We're also streamlining all of our funds' annual and semiannual reports to deliver the important investment information you need more efficiently and cost-effectively. We're putting increasing emphasis on quarterly fund commentaries, which should be available on our Web site
(www.americancentury.com) within three weeks after each calendar quarter end.
Quarterly reporting on the Web--in addition to the annual and semiannual report mailings--should help provide you with useful information in a more timely fashion.

     We appreciate your continued confidence in American Century and firmly believe that "The Best is Yet to Be."(reg.sm)

Sincerely,

/s/James E. Stowers, Jr.                               /s/James E. Stowers III
James E. Stowers, Jr.                                     James E. Stowers III
Founder and Chairman of the Board                     Co-Chairman of the Board

[right margin]

PRIME MONEY MARKET
   Performance Information ................................................    2
   Performance Review .....................................................    3
   Portfolio Composition
      by Credit Rating ....................................................    3
   Portfolio Composition
      by Maturity .........................................................    3
   Schedule of Investments ................................................    4
FINANCIAL STATEMENTS
   Statement of Assets and
      Liabilities .........................................................    7
   Statement of Operations ................................................    8
   Statement of Changes
      in Net Assets .......................................................    9
   Notes to Financial
      Statements ..........................................................   10
   Financial Highlights ...................................................   14
   Report of Independent
      Accountants .........................................................   16
OTHER INFORMATION
   Management .............................................................   17
   Share Class and Retirement
      Account Information .................................................   19
   Background Information
      Investment Philosophy
         and Policies .....................................................   20
      Comparative Indices .................................................   20
      Lipper Rankings .....................................................   20
      Credit Rating
         Guidelines .......................................................   20
      Investment Team
         Leaders ..........................................................   20
   Glossary ...............................................................   21

                                                  www.americancentury.com      1

Prime Money Market--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF MARCH 31, 2002

                                  INVESTOR CLASS (INCEPTION 11/17/93)            ADVISOR CLASS (INCEPTION 8/28/98)
                   PRIME      90-DAY TREASURY   LIPPER MONEY MARKET FUNDS(2)         PRIME       90-DAY TREASURY
               MONEY MARKET     BILL INDEX      AVERAGE RETURN   FUND'S RANKING   MONEY MARKET      BILL INDEX
=================================================================================================================
6 MONTHS(1) ...... 0.93%          0.90%             0.74%        69 OUT OF 390       0.81%             0.90%
1 YEAR ........... 2.85%          2.62%             2.46%        71 OUT OF 384       2.59%             2.62%
=================================================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS .......... 4.62%          4.48%             4.29%        65 OUT OF 319       4.36%             4.48%
5 YEARS .......... 4.83%          4.66%             4.54%        50 OUT OF 254        --                 --
LIFE OF FUND ..... 4.91%          4.79%(3)          4.62%(3)     25 OUT OF 172(3)    4.39%             4.47%(4)

(1) Returns for periods less than one year are not annualized.

(2) According to Lipper Inc., an independent mutual fund ranking service.

(3) Since 11/30/93, the date nearest the class's inception for which data are available.

(4) Index data since 8/31/98, the date nearest the class's inception for which data are available.

See pages 19-21 for information about share classes, returns, the comparative index, and Lipper fund rankings.

PORTFOLIO AT A GLANCE
                                 AS OF 3/31/02

NET ASSETS                       $2.8 BILLION*

WEIGHTED AVERAGE
   MATURITY                         77 DAYS

EXPENSE RATIO (FOR
   INVESTOR CLASS)                   0.60%

YIELDS AS OF MARCH 31, 2002
                                 INVESTOR CLASS

7-DAY CURRENT YIELD                  1.42%

7-DAY EFFECTIVE YIELD                1.43%

* Includes Investor and Advisor Classes.

Investment terms are defined in the Glossary on pages 21-22.

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

2      1-800-345-2021

Prime Money Market--Performance Review
--------------------------------------------------------------------------------

By Denise Tabacco, Senior Portfolio Manager

PERFORMANCE SUMMARY

     The fund outperformed the average money market fund tracked by Lipper Inc., adding another solid year to its long-term track record. Prime Money Market's five-year and life-of-fund average annual returns ranked in the top fifth of the
Lipper group.* (See the previous page for more details.)

     As of March 31, Prime Money Market's seven-day effective yield of 1.43% was well above the 1.15% average yield of the Lipper group. Our decision to lock in yields at opportune times was the main reason the fund outperformed its peers.

LOW EXPENSES MATTERED

     Prime Money Market's lower-than-average expense ratio (0.60% vs. 0.89% for the peers) helped the fund more than ever relative to the peer group. All else being equal, lower expenses mean higher yields for shareholders. Lower expenses were particularly advantageous last year because the low-yield environment meant that high expenses cut even more deeply into shareholders' income.

ECONOMIC & MARKET CONDITIONS

     The Federal Reserve (the Fed) responded to last year's economic weakness by cutting interest rates at the most aggressive pace in recent history. By August, the economy seemed to be improving, but the events of September 11 prompted the
Fed to initiate another round of interest rate cuts. During the period, the Fed lowered its federal funds rate target from 5.0% to a 40-year low of 1.75%.
Prime's yield followed suit, declining from around 5.3% to about 1.4%.

     Another consequence of the economic slowdown was a drop-off in issuance of commercial paper (defined on page 21). Many companies chose to manage their debt with long-term financing rather than short-term funding. At the same time, the government increased issuance of Treasury bills. Those supply dynamics reduced the availability and yield advantage of commercial paper.

      The economy started to improve at the end of 2001 and continued to gain steam into 2002. As a result, the market began to anticipate that the Fed would raise interest rates.

INVESTMENT STRATEGIES

     In response to the events of September 11 and the Fed's rate cuts, we cut back on commercial paper holdings as yields became less attractive. Instead of commercial paper, we bought one-year CDs and other longer-term money market securities with more attractive rates.

     When rate expectations changed later in the period, we used the market's movements to boost the fund's yield without making a big commitment to locking in rates.

OUTLOOK--HIGHER YIELDS

     The market expects the Fed to raise overnight lending rates to around 2.5%
by the end of 2002, and we think those expectations are pretty reasonable. If the Fed raises rates, that should eventually translate into higher yields for money market securities. Instead of timing when the Fed might raise interest rates, we will look for relative value opportunities to lock in yields as rate expectations change.

* All fund returns and yields referenced in this review are for Investor Class shares.

[right margin]

PORTFOLIO COMPOSITION BY
CREDIT RATING
                           % OF FUND INVESTMENTS
                                    AS OF
                                   3/31/02
A-1+                                76%
A-1                                 24%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page
20 for more information.

PORTFOLIO COMPOSITION
BY MATURITY
                           AS OF MARCH 31, 2002
1-30 DAYS                           40%
31-90 DAYS                          36%
91-180 DAYS                         14%
MORE THAN 180 DAYS                  10%

[pie chart]

Investment terms are defined in the Glossary on pages 21-22.

                                                  www.americancentury.com      3

Prime Money Market--Schedule of Investments
--------------------------------------------------------------------------------

MARCH 31, 2002

Principal Amount                                                         Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER(1) -- 61.1%
           $   20,000,000  American Family Financial
                              Services, Inc., 1.84%-1.85%,
                              5/2/02-5/17/02                      $   19,958,246
               93,164,000  Amstel Funding Corp.,
                              1.84%-2.18%,
                              4/12/02-7/25/02 (Acquired
                              11/9/01-3/1/02, Cost
                              $92,381,899)(2)                         92,802,203
               95,000,000  Black Forest Funding Corporation,
                              1.84%-1.95%,
                              4/8/02-6/18/02 (Acquired
                              2/4/02-3/20/02, Cost
                              $94,704,740)(2)                         94,848,557
               10,000,000  Chevron Transport Corp., 1.90%,
                              6/13/02 (Acquired 3/13/02,
                              Cost $9,951,444)(2)                      9,961,472
               68,000,000  Corporate Receivables Corp.,
                              1.72%-1.93%,
                              4/10/02-6/17/02 (Acquired
                              1/10/02-3/27/02, Cost
                              $67,704,909)(2)                         67,867,214
               86,000,000  Credit Suisse First Boston Inc.,
                              2.25%-2.30%,
                              4/11/02-4/17/02 (Acquired
                              10/11/01-10/16/01, Cost
                              $85,017,706)(2)                         85,919,777
               90,000,000  Crown Point Capital Co.,
                              1.84%-1.95%,
                              5/6/02-7/9/02 (Acquired
                              2/28/02-3/13/02, Cost
                              $89,649,817)(2)                         89,773,941
               20,000,000  CXC LLC, 1.80%, 4/22/02                    19,979,000
               50,000,000  CXC LLC, 1.82%-1.84%,
                              5/20/02-5/22/02 (Acquired
                              2/15/02-3/15/02, Cost
                              $49,801,733)(2)                         49,873,300
               50,000,000  Dakota Certificates (Citibank),
                              1.81%-1.84%,
                              4/3/02-4/19/02 (Acquired
                              2/19/02-3/13/02, Cost
                              $49,918,704)(2)                         49,982,847
               88,000,000  Danske Corporation,
                              1.85%-2.21%,
                              4/11/02-7/8/02                          87,703,309
               13,000,000  Dexia Delaware LLC, 1.81%,
                              6/3/02                                  12,958,822
              135,000,000  Emerald Notes, 1.73%-1.95%,
                              4/8/02-6/25/02 (Acquired
                              1/22/02-3/26/02, Cost
                              $134,460,250)(2)                       134,696,935
               21,700,000  Falcon Asset Securitization Corp.,
                              1.83%, 6/11/02 (Acquired
                              3/4/02, Cost $21,590,795)(2)            21,621,681
               64,500,000  Fortis Funding LLC,
                              1.88%-2.25%,
                              4/12/02-7/8/02 (Acquired
                              10/16/01-1/4/02, Cost
                              $63,847,859)(2)                         64,284,186
               32,100,000  General Re Corp., 1.75%-1.80%,
                              5/13/02-5/22/02                         32,028,002

Principal Amount                                                          Value
--------------------------------------------------------------------------------

           $   60,000,000  Govco Inc., 1.80%,
                              4/26/02-5/8/02 (Acquired
                              2/11/02-2/14/02, Cost
                              $59,768,250)(2)                     $   59,910,000
               91,000,000  Halogen Capital Co. LLC,
                              1.78%-1.81%,
                              4/12/02-4/18/02 (Acquired
                              1/11/02-3/20/02, Cost
                              $90,754,129)(2)                         90,939,057
               45,000,000  ING Funding LLC, 1.82%-2.24%,
                              5/2/02-9/17/02                          44,750,978
               84,818,000  Lexington Parker Capital,
                              1.85%-2.26%,
                              4/17/02-7/25/02 (Acquired
                              10/18/01-2/7/02, Cost
                              $84,128,748)(2)                         84,556,407
               84,500,000  Morgan Stanley Dean Witter
                              & Co., 1.83%-1.95%,
                              4/15/02-6/26/02                         84,269,997
               13,000,000  Nestle Capital Corp., 1.73%,
                              4/9/02 (Acquired 12/12/01,
                              Cost $12,926,283)(2)                    12,995,002
               33,000,000  Nestle Capital Corp., 2.21%,
                              4/24/02                                 32,953,405
              143,000,000  Newcastle Certificates,
                              1.82%-1.95%,
                              4/5/02-6/20/02 (Acquired
                              2/26/02-3/25/02, Cost
                              $142,529,443)(2)                       142,647,642
               30,884,000  Old Line Funding Corp.,
                              1.80%-1.81%,
                              4/5/02-4/18/02 (Acquired
                              2/4/02-2/26/02, Cost
                              $30,800,167)(2)                         30,864,811
               25,000,000  Pemex Capital Inc., 1.84%,
                              5/28/02                                 24,927,167
               40,000,000  Spintab-Swedmortgage AB,
                              2.00%-2.02%,
                              7/16/02-7/19/02                         39,759,900
               50,000,000  Stadshypotek Deleware, Inc.,
                              1.98%, 8/5/02
                              (Acquired 2/1/02, Cost
                              $49,503,507)(2)                         49,654,375
               43,000,000  Tannehill Capital Co. LLC, 1.84%,
                              5/20/02 (Acquired
                              2/19/02-2/21/02, Cost
                              $42,802,978)(2)                         42,892,173
               42,000,000  WCP Funding Inc., 1.83%,
                              4/30/02 (Acquired 3/28/02,
                              Cost $41,929,545)(2)                    41,938,085
                                                                  --------------
TOTAL COMMERCIAL PAPER                                             1,717,318,491
                                                                  --------------

U.S. GOVERNMENT AGENCY SECURITIES -- 14.7%
               24,245,000  FHLB, 5.25%, 4/25/02                       24,288,343
               25,000,000  FHLB, 6.88%, 7/15/02                       25,353,838
               50,000,000  FHLB, 2.50%, 4/16/03(3)(4)                 50,000,000
               20,000,000  FHLB, 2.20%, 1/28/03                       19,993,778
               34,100,000  FHLB, VRN, 2.07%, 4/1/02,
                              resets weekly off the 3-month
                              T-Bill rate plus 0.22% with
                              no caps                                 34,098,417

4      1-800-345-2021                          See Notes to Financial Statements

Prime Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
MARCH 31, 2002

Principal Amount                                                         Value
--------------------------------------------------------------------------------

           $   50,000,000  FHLB, VRN, 1.76%, 4/21/02,
                              resets monthly off the 1-month
                              LIBOR rate minus 0.14% with
                              no caps                             $   49,975,878
               10,043,000  FHLMC, 5.50%, 5/15/02                      10,082,423
               20,000,000  FHLMC, 2.65%, 12/20/02                     20,000,000
               16,000,000  FNMA, 6.75%, 8/15/02                       16,187,323
               40,000,000  FNMA, 2.25%, 1/28/03                       40,003,839
               75,000,000  SLMA, 2.00%, 4/2/02, resets
                              weekly off the 3-month T-Bill
                              plus 0.15% with no caps(5)              74,989,834
               50,000,000  SLMA, 2.25%, 11/25/02                      50,000,000
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES                                                           414,973,673
                                                                  --------------

CERTIFICATES OF DEPOSIT -- 11.3%
               26,500,000  American Express Centurion Bank,
                              1.94%, 6/21/02                          26,500,000
               40,000,000  Bayerische Landesbank
                              Girozentrale, 4.39%, 4/11/02            39,999,355
               37,000,000  Canadian Imperial Bank of
                              Commerce, 2.39%, 11/20/02               37,039,906
               20,000,000  Credit Suisse First Boston Inc.,
                              1.81%, 5/22/02                          20,000,000
               10,000,000  Rabobank Nederland N.V., 2.33%,
                              1/14/03                                  9,997,704
               45,000,000  Toronto Dominion Bank, 1.91%,
                              6/5/02                                  45,000,000
               40,000,000  UBS AG/Stamford Branch,
                              4.01%, 7/2/02                           39,997,984
              100,000,000  Westdeutsche Landebbank
                              Girozentrale, 2.00%-4.27%,
                              4/25/02-11/20/02                       100,000,000
                                                                  --------------
TOTAL CERTIFICATES OF DEPOSIT                                        318,534,949
                                                                  --------------

CORPORATE BONDS -- 7.3%
               25,000,000  American Express Centurion Bank,
                              1.86%, 4/16/02, resets
                              monthly off the 1-month LIBOR
                              minus 0.04% with no caps                25,000,000
               10,000,000  Bank of America Corp., 7.20%,
                              9/15/02                                 10,231,065
               10,000,000  Bank of America Corp., 7.50%,
                              10/15/02                                10,286,954
               25,000,000  Eli Lilly & Co., 4.23%,
                              3/24/03                                 25,337,980
               50,000,000  Paradigm Funding LLC, 1.86%,
                              4/15/02                                 50,000,000
               50,000,000  Transamerica Asset Funding Corp.,
                              VRN, 1.97%, 5/1/02, resets
                              quarterly off the 3-month
                              LIBOR plus 0.11% with no
                              caps (Acquired 11/9/99, Cost
                              $50,000,000)(2)                         50,000,000

Principal Amount                                                          Value
--------------------------------------------------------------------------------

           $   25,000,000  US Bank National Association,
                              2.03%, 4/17/02, resets
                              monthly off the 1-month LIBOR
                              plus 0.125% with no caps            $   25,020,818
               10,000,000  Westdeutsche Landesbank
                              Girozentrale, 1.83%, 4/29/02,
                              resets monthly off the 1-month
                              LIBOR minus 0.08% with
                              no caps                                  9,999,524
                                                                  --------------
TOTAL CORPORATE BONDS                                                205,876,341
                                                                  --------------

U.S. TREASURY SECURITIES -- 1.8%
               50,000,000  U.S. Treasury Note, 6.375%,
                              4/30/02                                 50,188,730
                                                                  --------------

MUNICIPAL SECURITIES -- 1.5%
                9,800,000  Montgomery County
                              Redevelopment Auth. Multifamily
                              Housing Rev., Series 2001 A,
                              (Kingswood Apartments),
                              VRDN, 2.00%, 4/4/02                      9,800,000
               18,000,000  New York State Housing Finance
                              Agency Rev., Series 2001 B,
                              (Worth Street), VRDN, 2.00%,
                              4/3/02 (LOC: Bayerische
                              Hypo Undverins Bank)                    18,000,000
                5,000,000  Omaha GO, (Riverfront
                              Redevelopment), VRDN, 2.01%,
                              4/3/02 (AMBAC)                           5,000,000
               10,540,000  Sacramento County Pension GO,
                              VRDN, 2.00%, 4/3/02 (LOC:
                              Bayerische Landesbank)                  10,540,000
                                                                  --------------
TOTAL MUNICIPAL SECURITIES                                            43,340,000
                                                                  --------------

BANK NOTES -- 1.2%
               13,500,000  Donaldson Lufkin & Jenrette
                              Inc., 5.875%, 4/1/02                    13,500,000
               20,000,000  US Bank National Association,
                              3.45%, 10/1/02                          20,000,000
                                                                  --------------
TOTAL BANK NOTES                                                      33,500,000
                                                                  --------------

U.S. GOVERNMENT AGENCY DISCOUNT NOTES(1) -- 1.1%
               30,000,000  FFCB, 1.70%, 5/9/02                        29,946,325
                                                                  --------------

TOTAL INVESTMENT SECURITIES -- 100.0%                             $2,813,678,509
                                                                  ==============

See Notes to Financial Statements                 www.americancentury.com      5

Prime Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)

MARCH 31, 2002

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SLMA = Student Loan Marketing Association

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
March 31, 2002.

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
March 31, 2002.

(1) The rate indicated is the yield to maturity at purchase.

(2) Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at March 31, 2002, was $1,368,029,665, which represented 49.4% of net assets. Restricted securities considered illiquid represent 1.8% of net assets.

(3) When-issued security.

(4) Step-coupon security. Coupon increases quarterly at a predetermined rate.
    Rate shown is effective March 31, 2002.

(5) Security, or a portion thereof, has been segregated at the custodian bank for a when-issued security.

6      1-800-345-2021                          See Notes to Financial Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------

MARCH 31, 2002

ASSETS
Investment securities, at value (amortized cost and
  cost for federal income tax purposes) ....................      $2,813,678,509
Receivable for capital shares sold .........................               1,140
Interest receivable ........................................           9,855,648
Prepaid portfolio insurance ................................             260,171
                                                                  --------------
                                                                   2,823,795,468
                                                                  --------------

LIABILITIES
Disbursements in excess of demand deposit cash .............           1,835,819
Payable for investments purchased ..........................          50,000,000
Accrued management fees (Note 2) ...........................           1,412,586
Distribution fees payable (Note 2) .........................               3,038
Service fees payable (Note 2) ..............................               3,038
Dividends payable ..........................................              59,986
Payable for trustees' fees and expenses (Note 2) ...........               5,103
                                                                  --------------
                                                                      53,319,570
                                                                  --------------
Net Assets .................................................      $2,770,475,898
                                                                  ==============

NET ASSETS CONSIST OF:
Capital paid in ............................................      $2,770,475,898
                                                                  ==============

Investor Class
Net assets .................................................      $2,756,146,990
Shares outstanding .........................................       2,756,149,596
Net asset value per share ..................................      $         1.00

Advisor Class
Net assets .................................................      $   14,328,908
Shares outstanding .........................................          14,326,302
Net asset value per share ..................................      $         1.00

See Notes to Financial Statements
See Glossary for a Definition of the Table        www.americancentury.com      7

Statement of Operations
--------------------------------------------------------------------------------

PERIOD ENDED MARCH 31, 2002 AND YEAR ENDED FEBRUARY 28, 2002

                                          MARCH 31, 2002(1)    FEBRUARY 28, 2002
                                          -----------------    -----------------
INVESTMENT INCOME
Income:
Interest ..................................   $4,987,423        $110,732,138
                                            --------------      --------------

Expenses (Note 2):
Management fees ...........................    1,412,592          17,510,553
Distribution fees -- Advisor Class ........        3,038              23,592
Service fees -- Advisor Class .............        3,038              23,592
Trustees' fees and expenses ...............        5,103              91,167
Portfolio insurance .......................       26,357             310,658
                                            --------------      --------------
                                               1,450,128          17,959,562
                                            --------------      --------------

Net investment income .....................    3,537,295          92,772,576
                                            --------------      --------------

Net realized and unrealized gain ..........          333             456,732
                                            --------------      --------------

Net Increase in Net Assets
  Resulting from Operations ...............   $3,537,628         $93,229,308
                                            ==============      ==============

(1) Prime Money Market's fiscal year end was changed from February 28 to March
    31 resulting in a one month reporting period.

                                               See Notes to Financial Statements
8      1-800-345-2021                 See Glossary for a Definition of the Table

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

PERIOD ENDED MARCH 31, 2002 AND YEARS ENDED FEBRUARY 28, 2002 AND
FEBRUARY 28, 2001

Decrease in Net Assets          MARCH 31, 2002(1)       2002             2001
                                -----------------       ----             ----

OPERATIONS
Net investment income ..........  $3,537,295       $92,772,576     $170,282,757
Net realized and unrealized
  gain (loss) ..................         333           456,732          (23,295)
                                --------------   --------------   --------------
Net increase in net assets
  resulting from operations ....   3,537,628        93,229,308      170,259,462
                                --------------   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
  Investor Class ...............  (3,522,358)      (92,517,082)    (169,947,513)
  Advisor Class ................     (14,937)         (255,494)        (335,244)
From net realized gains:
  Investor Class ...............        (331)          (76,566)             --
  Advisor Class ................          (2)             (217)             --
                                --------------   --------------   --------------
Decrease in net assets
  from distributions ...........  (3,537,628)      (92,849,359)    (170,282,757)
                                --------------   --------------   --------------

CAPITAL SHARE TRANSACTIONS
(NOTE 3)
Net decrease in net
  assets from capital
  share transactions ........... (40,047,187)      (73,516,135)     (42,941,116)
                                --------------   --------------   --------------

Net decrease in
  net assets ................... (40,047,187)      (73,136,186)     (42,964,411)

NET ASSETS
Beginning of period .......... 2,810,523,085     2,883,659,271    2,926,623,682
                                --------------   --------------   --------------
End of period ................$2,770,475,898    $2,810,523,085   $2,883,659,271
                                ==============   ==============   ==============

(1) Prime Money Market's fiscal year end was changed from February 28 to March
    31 resulting in a one month reporting period.

See Notes to Financial Statements
See Glossary for a Definition of the Table        www.americancentury.com      9

Notes to Financial Statements
--------------------------------------------------------------------------------

MARCH 31, 2002

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Prime Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act.
The investment objective of the fund is to obtain as high a level of current income as is consistent with preservation of capital and maintenance of liquidity. The following significant accounting policies are in accordance with accounting principles generally accepted in the United States of America. These policies may require the use of estimates by fund management.

    MULTIPLE CLASS -- The fund is authorized to issue the following classes of shares: the Investor Class, the Advisor Class, and the C Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Sale of the C Class had not commenced as of March 31, 2002.

    SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

    WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund maintains segregated accounts consisting of cash or liquid securities in an amount sufficient to meet the purchase price.

    JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account held at the funds'
custodian. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

    INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and distributed monthly. The fund does not expect to realize any long-term capital gains and, accordingly do not expect to pay any long-term capital gains distributions.

10      1-800-345-2021

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

MARCH 31, 2002

2.  FEES AND TRANSACTIONS WITH RELATED PARTIES

    MANAGEMENT FEES -- The trust has entered into a Management Agreement with
ACIM that provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM.  The fee is computed daily and paid monthly and consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a
Complex Fee based on the average net assets of all the funds managed by ACIM.
The rates for the Investment Category Fee range from 0.2570% to 0.3700% and the rates for the Complex Fee (Investor Class and C Class) range from 0.2900% to
0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. For the period ended March 31, 2002, the effective annual management fee was 0.59% and 0.34% for the Investor Class and Advisor Class, respectively.

    DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively "the plans"), pursuant to Rule 12b-1 of the 1940 Act.
The plans provide that the Advisor Class and C Class will pay American Century
Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and
0.50%, respectively, and a service fee equal to 0.25%. The fees are computed daily and paid monthly based on the Advisor Class's or C Class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred in connection with distributing shares of the Advisor Class or C Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class shares. Fees incurred under the plan during the period ended March 31, 2002, are detailed in the statement of operations. No fees were incurred for the C Class because it had not commenced operations.

    MONEY MARKET INSURANCE --  The fund, along with other money market funds managed by ACIM, have entered into an insurance agreement with MBIA Insurance
Corporation (MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums to MBIA, which are amortized daily.

    RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc., the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

                                                 www.americancentury.com      11

Notes to Financial Statements
--------------------------------------------------------------------------------

MARCH 31, 2002

3.  CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the fund were as follows (unlimited number of
Shares authorized):

                                                   SHARES            AMOUNT
                                                   ------            ------
INVESTOR CLASS
Period ended March 31, 2002(1)
Sold .....................................       239,431,715    $   239,431,715
Issued in reinvestment of distributions ..         3,445,232          3,445,232
Redeemed .................................      (283,643,500)      (283,643,500)
                                             ---------------    ---------------
Net decrease .............................       (40,766,553)   $   (40,766,553)
                                             ===============    ===============

Year ended February 28, 2002
Sold .....................................     3,294,485,443    $ 3,294,485,443
Issued in reinvestment of distributions ..        90,184,664         90,184,664
Redeemed .................................    (3,464,009,703)    (3,464,009,703)
                                             ---------------    ---------------
Net decrease .............................       (79,339,596)   $   (79,339,596)
                                             ===============    ===============

Year ended February 28, 2001
Sold .....................................     4,239,389,088    $ 4,239,389,088
Issued in reinvestment of distributions ..       165,330,628        165,330,628
Redeemed .................................    (4,450,645,562)    (4,450,645,562)
                                             ---------------    ---------------
Net decrease .............................       (45,925,846)   $   (45,925,846)
                                             ===============    ===============

ADVISOR CLASS
Period ended March 31, 2002(1)
Sold .....................................         1,552,306    $     1,552,306
Issued in reinvestment of distributions ..            14,994             14,994
Redeemed .................................          (847,934)          (847,934)
                                             ---------------    ---------------
Net increase .............................           719,366    $       719,366
                                             ===============    ===============

Year ended February 28, 2002
Sold .....................................        19,506,528    $    19,506,528
Issued in reinvestment of distributions ..           251,762            251,762
Redeemed .................................       (13,934,829)       (13,934,829)
                                             ---------------    ---------------
Net increase .............................         5,823,461    $     5,823,461
                                             ===============    ===============

Year ended February 28, 2001
Sold .....................................        13,440,723    $    13,440,723
Issued in reinvestment of distributions ..           334,412            334,412
Redeemed .................................       (10,790,405)       (10,790,405)
                                             ---------------    ---------------
Net increase .............................         2,984,730    $     2,984,730
                                             ===============    ===============

(1) For the one month period ended March 31, 2002. Prime Money Market's fiscal year end was changed from February 28 to March 31 resulting in a one month reporting period.

12      1-800-345-2021

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

MARCH 31, 2002

4.  FEDERAL TAX INFORMATION

    The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

                                                 www.americancentury.com      13

Prime Money Market--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED FEBRUARY 28 (EXCEPT AS NOTED)

                                                                      Investor Class
                                         2002(1)        2002         2001        2000(2)       1999         1998
                                         -------        ----         ----        -------       ----         ----
PER-SHARE DATA
Net Asset Value, Beginning of Period     $1.00         $1.00        $1.00        $1.00        $1.00        $1.00
                                       -----------   ----------   ----------   -----------   ----------   ----------
Income From Investment Operations

  Net Investment Income                   --(3)         0.03         0.06         0.05         0.05         0.05
                                       -----------   ----------   ----------   -----------   ----------   ----------
Distributions
  From Net Investment Income              --(3)        (0.03)       (0.06)       (0.05)        (0.05)       (0.05)
                                       -----------   ----------   ----------   -----------    ----------   ----------
Net Asset Value, End of Period            $1.00         $1.00        $1.00        $1.00        $1.00        $1.00
                                       ===========   ==========   ==========   ===========    ==========   ==========
  Total Return(4)                         0.13%         3.16%        6.05%        4.92%         5.07%        5.29%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets(6)              0.60%(5)        0.60%        0.60%        0.60%         0.58%        0.50%
Ratio of Operating Expenses
  to Average Net Assets
  (Before Expense Waiver)               0.60%(5)        0.60%        0.60%        0.60%         0.60%        0.63%
Ratio of Net Investment Income
  to Average Net Assets(6)              1.48%(5)        3.13%        5.88%        4.81%         4.91%        5.17%
Ratio of Net Investment Income
  to Average Net Assets
  (Before Expense Waiver)               1.48%(5)        3.13%        5.88%        4.81%         4.89%        5.04%
Net Assets, End of Period
  (in thousands)                     $2,756,147    $2,796,914   $2,875,876   $2,921,825    $2,851,880   $1,417,311

(1) One month period ended March 31, 2002. The fund's fiscal year end was changed from February 28 to March 31 resulting in a one month reporting period.

(2) Year ended February 29, 2000.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.

(6) The manager waived a portion of expenses through May 31, 1998.

                                               See Notes to Financial Statements
14      1-800-345-2021                See Glossary for a Definition of the Table

Prime Money Market--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED FEBRUARY 28 (EXCEPT AS NOTED)

                                                           Advisor Class
                                        2002(1)      2002       2001      2000(2)     1999(3)
                                       -------      ----       ----      -------     -------
PER-SHARE DATA
Net Asset Value,
  Beginning of Period                   $1.00       $1.00      $1.00      $1.00       $1.00
                                       ---------   --------   --------   ---------   ---------
Income From Investment Operations

  Net Investment Income                  --(4)       0.03       0.06       0.05        0.02
                                       ---------   --------   --------   ---------   ---------
Distributions
  From Net Investment Income             --(4)      (0.03)     (0.06)     (0.05)      (0.02)
                                       ---------   --------   --------   ---------   ---------
Net Asset Value, End of Period           $1.00      $1.00      $1.00      $1.00       $1.00
                                       =========   ========   ========   =========   =========
  Total Return(5)                        0.10%       2.90%      5.79%      4.66%       2.31%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets                0.85%(6)      0.85%      0.85%      0.85%     0.85%(6)
Ratio of Net Investment Income
  to Average Net Assets                1.23%(6)      2.88%      5.63%      4.56%     4.53%(6)
Net Assets, End of Period
  (in thousands)                       $14,329     $13,609     $7,784     $4,799      $3,215

(1) One month period ended March 31, 2002. The fund's fiscal year end was changed from February 28 to March 31 resulting in a one month reporting period.

(2) Year ended February 29, 2000.

(3) August 28, 1998 (inception) through February 28, 1999.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(6) Annualized.

See Notes to Financial Statements
See Glossary for a Definition of the Table       www.americancentury.com      15

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of the American Century Investment Trust and
Shareholders of the Prime Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments,  and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Prime Money Market Fund (one of the three funds in the American Century Investment Trust hereafter referred to as the "Fund") at March 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the period March 1,
2002 through March 31, 2002 and for the year ended February 28, 2002, as well as the financial highlights for each of the four years in the period ended February
28, 2001 in conformity with accounting principles generally accepted in the
United States of America. These financial statements and financial highlights
(hereafter referred to as "financial statements") are the
responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at March
31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri
May 10, 2002

16      1-800-345-2021

Management
--------------------------------------------------------------------------------

    The individuals listed below serve as trustees or officers of the fund.
Those listed as interested  trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC)
or its wholly-owned subsidiaries, including the fund's investment advisor,
American Century Investment Management, Inc. (ACIM); the fund's principal underwriter, American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

    The other trustees (more than two-thirds of the total number) are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC.

    All persons named as officers of the fund also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions  are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ALBERT EISENSTAT (71)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: General Partner, Discovery Ventures
(Venture capital firm, 1996 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present)
--------------------------------------------------------------------------------
RONALD J. GILSON (55)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to  present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel,  Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES (60)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 21

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management (1999-present); Principal, Long-Term Capital Management (investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance, Stanford
Graduate School of Business (1981 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT (73)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 30

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972  to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, RCM Capital Funds, Inc. (1994 to
present)
-------------------------------------------------------------------------------
JEANNE D. WOHLERS (56)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 17

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director and Partner, Windy Hill
Productions, LP (educational software,  1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995  to present)
-------------------------------------------------------------------------------

                                                 www.americancentury.com      17

Management
--------------------------------------------------------------------------------
                                                                    (Continued)

INTERESTED TRUSTEES
--------------------------------------------------------------------------------
JAMES E. STOWERS III (42)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Co-Chief Investment Officer, U.S. Equities (September 2000 to February
2001); Chief Executive Officer, ACC, ACIM, ACSC, and other ACC subsidiaries
(June 1996 to September 2000); President, ACC (January 1995 to June 1997);
President, ACIM and ACSC (April 1993 to August 1997)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 76

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, ACC, ACIM, ACSC, and other ACC subsidiaries
--------------------------------------------------------------------------------
WILLIAM M. LYONS (46)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to  present); President, ACC (June 1997 to present); Chief Operating Officer, ACC (June 1996 to September 2000); General
Counsel, ACC, ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1989 to June
1998); Executive Vice President, ACC (January 1995 to June 1997); Also serves as: Executive Vice President and Chief Operating Officer, ACIM, ACSC, and other
ACC subsidiaries, and Executive Vice President of other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, ACIM, ACSC, and other ACC subsidiaries
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (46)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustees."
--------------------------------------------------------------------------------
ROBERT T. JACKSON (55)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice President and Chief Financial Office

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer and
Chief Financial Officer, ACC (August 1997 to present); President, ACSC (January
1999 to present); Executive Vice President, ACC (May 1995 to present); Also serves as: Executive Vice President and Chief Financial Officer, ACIM, ACIS, and
other ACC subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (45)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Assistant
Treasurer, ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (43)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries  (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present); Consultant to mutual fund industry (May 1997 to April 1998)
--------------------------------------------------------------------------------
ROBERT LEACH (35)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
-------------------------------------------------------------------------------
C. JEAN WADE (37)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
-------------------------------------------------------------------------------
JON ZINDEL (34)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND:  Tax Officer

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Director of Taxation, ACSC (July 1996 to April
1998)
-------------------------------------------------------------------------------

The SAI has additional information about the fund's trustees and is available without charge upon request by calling 1-800-345-2021.

18      1-800-345-2021

Share Class and Retirement Account Information
--------------------------------------------------------------------------------

SHARE CLASSES

    Three classes of shares are authorized for sale by the fund: Investor Class,
Advisor Class, and C Class. (Sale of C Class had not commenced as of March 31,
2002.)

    INVESTOR CLASS shareholders do not pay any commissions or other fees for purchase of fund shares directly from American Century. Investors who buy
Investor Class shares through a broker-dealer may be required to pay the broker-dealer a transaction fee.

    ADVISOR CLASS shares are sold through banks,  broker-dealers, insurance companies and financial advisors. Advisor Class shares are subject to a 0.50%
Rule 12b-1 service and distribution fee. Half of that fee is available to pay for recordkeeping and administrative services, and half is available to pay for distribution services provided by the financial intermediary through which
Advisor Class shares are purchased. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

    C CLASS shares are sold primarily through employer-sponsored retirement plans or through institutions such as banks, broker-dealers, and insurance companies. C Class shares are subject to a Rule 12b-1 service and distribution fee of 1.00% for equity funds and 0.75% for fixed income funds. 0.25% of that fee  is available to pay for individual shareholder and administrative services and the remainder is available to pay for distribution services provided by the financial intermediary through which C Class shares are purchased. The total expense ratio of C Class shares is higher than the total expense ratio of
Investor Class shares by 1.00% for equity funds and 0.75% for fixed income funds.

    No performance data are listed for C Class shares because no C Class shares had been sold as of March 31, 2002.

    All classes of shares represent a pro rata interest  in the fund and generally have the same rights and preferences.

RETIREMENT ACCOUNT INFORMATION

    As required by law, any distributions you receive from an IRA and certain
403(b) distributions [not eligible for rollover to an IRA or to another 403(b)
account] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you don't want us to withhold on this amount, you may send us a written notice not to have the federal income tax withheld. Your written notice is valid from the date of receipt at American Century. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received a written notice not to withhold federal income tax prior to the withdrawal.

    When you plan to withdraw, you may make your election by completing our
Exchange/Redemption form or an IRS Form W-4P. Visit our Web site
(www.americancentury.com) or call us for either form. Your written election is valid from the date of receipt at American Century. You may revoke your election at any time by sending a written notice to us.

    Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                                                 www.americancentury.com      19

Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American Century offers 32 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

     The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

     Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies:

     PRIME MONEY MARKET seeks to provide interest income by investing in a diversified portfolio of short-term money market securities. The fund must maintain a weighted average maturity of 90 days or less.

     An investment in Prime Money Market is neither insured nor guaranteed by the FDIC or any other government agency. Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

COMPARATIVE INDICES

     The following index is used in the report for fund performance comparisons.
It is not an investment product available for purchase.

     The 90-DAY TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank.

LIPPER RANKINGS

     LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

     The Lipper category for Prime Money Market is: MONEY MARKET INSTRUMENT
FUNDS--funds that intend to maintain a stable net asset value and invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days.

CREDIT RATING GUIDELINES

     Credit ratings are issued by independent research companies such as
Standard & Poor's and Moody's. They are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

     A-1 (which includes A-1+) is Standard & Poor's highest credit rating for short-term securities. Here are the most common short-term credit ratings and their definitions:

*    A-1+: extremely strong ability to meet financial obligations.

*    A-1:  strong ability to meet financial obligations.

*    A-2:  satisfactory ability to meet financial obligations.

     It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they are not absolute standards of quality.

[left margin]

INVESTMENT TEAM LEADERS

   Portfolio Manager
       DENISE TABACCO

   Credit Research Manager
       GREG AFIESH

20      1-800-345-2021

Glossary
--------------------------------------------------------------------------------

*   ASSET-BACKED SECURITIES -- debt securities that represent ownership in a pool of receivables, such as credit card debt, auto loans, or mortgages.

*   CERTIFICATES OF DEPOSIT (CDS) -- CDs represent a bank's obligation to repay money deposited with it for a specified period of time. Different types of CDs have different issuers. For example, Yankee CDs are issued by U.S. branches of foreign banks, and Eurodollar CDs are issued in London by Canadian, European, and Japanese banks.

*   COMMERCIAL PAPER (CP) -- short-term debt issued by large corporations to raise cash and to cover current expenses in anticipation of future revenues. The maximum maturity for CP is 270 days, although most CP is issued in a one- to
50-day maturity range. CP rates generally track those of other widely traded money market instruments, such as Treasury bills and certificates of deposit, but they are also influenced by the maturity date and the size and credit rating of the issuer.

*   EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See
Note 2 in the Notes to Financial Statements.)

*   RETURN (AVERAGE ANNUAL) -- the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the "Financial
Highlights" on pages 14-15.

*   RETURN (TOTAL) -- the overall percentage change in the value of a hypothetical investment in the fund, assuming that all of the fund's distributions are reinvested.

*   U.S. GOVERNMENT AGENCY SECURITIES -- debt securities issued by U.S.
government agencies (such as the Federal Farm Credit Bank and the Federal Home
Loan Bank). Some agency securities are backed by the full faith and credit of the U.S. government, while most are guaranteed only by the issuing agency. These securities are issued with maturities ranging from three months to 30 years.
Money market funds invest in these securities when they have remaining maturities of 13 months or less.

*   VARIABLE-RATE NOTES (VRNS) -- debt securities whose interest rates change when a designated base rate changes. The base rate is often the federal funds rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate
(LIBOR). VRNs are considered derivatives because they "derive" their interest rates from their designated base rates. However, VRNs are not
"risky" derivatives--their behavior is similar to that of their designated base rates. The SEC has recognized this similarity and does not consider VRNs to be inappropriate investments for money market funds.

*   WEIGHTED AVERAGE MATURITY (WAM) -- a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the WAM, the greater the portfolio's interest rate sensitivity.

*   YIELD (7-DAY CURRENT) -- calculated based on the income generated by an investment in the fund over a seven-day period expressed as an annual percentage rate.

*   YIELD (7-DAY EFFECTIVE) -- calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

                                                 www.americancentury.com      21

Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs.

INVESTMENT OBJECTIVE

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

*   CAPITAL PRESERVATION -- offers taxable and tax-free money market funds for relative stability of principal and liquidity.

*   INCOME -- offers funds that can provide current income and competitive yields, as well as a strong and stable foundation and generally lower volatility levels than stock funds.

*   GROWTH & INCOME -- offers funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

*   GROWTH -- offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with correspondingly high price-fluctuation risk.

RISK

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

*   CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price-fluctuation risk.

*   MODERATE -- these funds generally provide moderate return potential with moderate price-fluctuation risk.

*   AGGRESSIVE -- these funds generally provide high return potential with correspondingly high price-fluctuation risk.

FINANCIAL STATEMENTS

*   STATEMENT OF ASSETS AND LIABILITIES -- breaks down the fund's ASSETS (such as securities, cash, and other receivables) and LIABILITIES (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's NET ASSETS. The net assets divided by shares outstanding is the share price, or NET ASSET VALUE PER SHARE. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

*   STATEMENT OF OPERATIONS -- shows how the fund's net assets changed during the reporting period as a result of the fund's operations.  In other words, it shows how much money the fund made or lost as a result of dividend AND/OR interest income, fees and expenses, and investment gains or losses.

*   STATEMENT OF CHANGES IN NET ASSETS -- shows how the fund's net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of operations (as detailed on the STATEMENT OF OPERATIONS), income and capital gain distributions, and shareholder investments and redemptions.

*   FINANCIAL HIGHLIGHTS -- itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a percentage of average net assets), expense ratio (operating expenses as a percentage of average net assets), and portfolio turnover (a gauge of the fund's trading activity).

22      1-800-345-2021

Notes
--------------------------------------------------------------------------------

                                                 www.americancentury.com      23

Notes
--------------------------------------------------------------------------------

24      1-800-345-2021

[inside back cover]

AMERICAN CENTURY FUNDS

===============================================================================
GROWTH
===============================================================================

MODERATE RISK

   SPECIALTY
   Global Natural Resources

AGGRESSIVE RISK

   DOMESTIC EQUITY                 INTERNATIONAL
   Veedot(reg.tm)                  Emerging Markets
   New Opportunities**             International Opportunities
   New Opportunities II            International Discovery**
   Giftrust(reg.sm)                International Growth
   Vista                           Global Growth
   Heritage
   Growth                          SPECIALTY
   Ultra(reg.sm)                   Global Gold
   Select                          Technology
                                   Life Sciences

===============================================================================
GROWTH AND INCOME
===============================================================================

MODERATE RISK

   ASSET ALLOCATION                DOMESTIC EQUITY
   Balanced                        Equity Growth
   Strategic Allocation:           Equity Index
      Aggressive                   Large Cap Value
   Strategic Allocation:           Tax-Managed Value
      Moderate                     Income & Growth
   Strategic Allocation:           Value
      Conservative                 Equity Income

                                   SPECIALTY
                                   Utilities
                                   Real Estate

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value**

===============================================================================
INCOME
===============================================================================

CONSERVATIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Treasury                        CA Intermediate-Term
   Ginnie Mae                         Tax-Free
   Inflation-Adjusted Bond         AZ Municipal Bond
   Limited-Term Bond               FL Municipal Bond
   Short-Term Government           Tax-Free Bond
   Short-Term Treasury             CA Limited-Term Tax-Free
                                   Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Government Bond                 CA Long-Term Tax-Free
   Target 2005*                    Long-Term Tax-Free
   Diversified Bond                CA Insured Tax-Free

AGGRESSIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Target 2030*                    CA High-Yield Municipal
   Target 2025*                    High-Yield Municipal
   Target 2020*
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

===============================================================================
CAPITAL PRESERVATION
===============================================================================

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS
   Prime Money Market              FL Municipal Money Market
   Government Agency               CA Municipal Money Market
      Money Market                 CA Tax-Free Money Market
   Capital Preservation            Tax-Free Money Market
   Premium Money Market

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

* While listed within the Income investment objective, the Target funds do not pay current dividend income. Income  dividends are distributed once a year in
  December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

**These funds are closed to new investors.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

Who We Are

American Century offers investors more than 60 mutual funds spanning the investment spectrum. We currently manage $85 billion for roughly 2 million individuals, institutions, and  corporations, and offer a range of services designed to make investing easy and convenient.

For four decades, American Century has been a leader in performance, service, and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions over the Internet, we have been committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

[left margin]

[american century logo and text logo (reg.sm)]

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED  FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.
--------------------------------------------------------------------------------
American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
www.americancentury.com                                           COMPANIES

0205                                 American Century Investment Services, Inc.
SH-ANN-29750S                     (c)2002 American Century Services Corporation

[front cover]

AMERICAN CENTURY
Annual Report

[photo of rowers]

Premium Money Market

March 31, 2002                    [american century logo and text logo (reg.sm)]

[inside front cover]

TURN TO THE INSIDE BACK COVER TO SEE A LIST OF AMERICAN CENTURY FUNDS CLASSIFIED
BY OBJECTIVE AND RISK.

Our Message to You
--------------------------------------------------------------------------------
[photo of James E. Stowers, Jr. and James E. Stowers III]
James E. Stowers, Jr., standing, with James E. Stowers III

     The fiscal year ended March 31, 2002, saw historic political, economic, and financial events that created an atmosphere of increased caution and uncertainty for U.S. citizens and investors. But as tumultuous as conditions have been since last September, they could have been much worse. September 11 reawakened
America's "can do" spirit, triggering a flurry of activity that propped up the financial markets and reignited the economy. For its part, the
Federal Reserve cut short-term interest rates to a 40-year low, which boosted the economy, but dramatically reduced money market yields.

     Amid all this turmoil, nothing has changed here at American Century from an investment policy standpoint. Our portfolio managers continue to follow their time-tested strategies, regardless of market, political, and economic conditions.

     Of course, some changes are inevitable. To better meet the needs and demands of investors, eliminate some redundancies in our fund family, and concentrate the efforts of our investment teams, we combined and redefined some of our fixed-income portfolios. In December 2001, American Century Premium Money
Market acquired all the net assets of Premium Capital Reserve and Premium
Government Reserve. This is the first annual report for Premium Money Market, which continued to rank in the top 10% of its peer group. The money market team's hard work and the fund's low expenses contributed to its solid performance.

     We're also streamlining our funds' annual and semiannual reports to deliver the important investment information you need more efficiently and cost-effectively. We're putting increasing emphasis on quarterly fund commentaries, which should be available on our Web site
(www.americancentury.com) within three weeks after each calendar quarter end.
Quarterly reporting on the Web--in addition to the annual and semiannual report mailings--should help provide you with useful information in a more timely fashion.

     We appreciate your continued confidence in American Century and firmly believe that "The Best is Yet to Be."(reg.sm)

Sincerely,

/s/James E. Stowers, Jr.                               /s/James E. Stowers III
James E. Stowers, Jr.                                     James E. Stowers III
Founder and Chairman of the Board                     Co-Chairman of the Board

[right margin]

PREMIUM MONEY MARKET
   Performance Information ................................................    2
   Performance Review .....................................................    3
   Portfolio Composition
      by Credit Rating ....................................................    3
   Portfolio Composition
      by Maturity .........................................................    3
   Schedule of Investments ................................................    4
FINANCIAL STATEMENTS
   Statement of Assets and
      Liabilities .........................................................    7
   Statement of Operations ................................................    8
   Statement of Changes
      in Net Assets .......................................................    9
   Notes to Financial
      Statements ..........................................................   10
   Financial Highlights ...................................................   12
   Report of Independent
      Accountants .........................................................   13
OTHER INFORMATION
   Management .............................................................   14
   Retirement Account
   Information ............................................................   16
   Background Information
      Investment Philosophy
         and Policies .....................................................   17
      Comparative Indices .................................................   17
      Lipper Rankings .....................................................   17
      Credit Rating
         Guidelines .......................................................   17
      Investment Team
         Leaders ..........................................................   17
   Glossary ...............................................................   18

                                                  www.americancentury.com      1

Premium Money Market--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF MARCH 31, 2002

                 PREMIUM      90-DAY TREASURY    LIPPER MONEY MARKET FUNDS(3)
             MONEY MARKET(1)     BILL INDEX    AVERAGE RETURN   FUND'S RANKING
================================================================================
6 MONTHS(2) ..... 1.03%            0.90%           0.74%        21 OUT OF 390
1 YEAR .......... 3.03%            2.62%           2.46%        26 OUT OF 384
================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS ......... 4.79%            4.48%           4.29%        23 OUT OF 319
5 YEARS ......... 4.98%            4.66%           4.54%        22 OUT OF 254
LIFE OF FUND .... 4.78%            4.66%(4)        4.51%(5)     20 OUT OF 160(5)

The fund's inception date was 4/1/93.

(1) Historical performance numbers are those of Premium Capital Reserve, which combined with Premium Money Market on December 3, 2001. For further details see Note 5 to the Financial Statements on page 11.

(2) Returns for periods less than one year are not annualized.

(3) According to Lipper Inc., an independent mutual fund ranking service.

(4) Index data since 3/31/93, the date nearest the fund's inception for which data are available.

(5) Since 4/30/93, the date nearest the fund's inception for which data are available.

See pages 17-18 for information about returns, the comparative index, and Lipper fund rankings.

PORTFOLIO AT A GLANCE
                            AS OF 3/31/02
NET ASSETS                 $575.4 MILLION

WEIGHTED AVERAGE
   MATURITY                    69 DAYS

EXPENSE RATIO                   0.46%

YIELDS AS OF MARCH 31, 2002

7-DAY CURRENT YIELD             1.56%

7-DAY EFFECTIVE YIELD           1.57%

Investment terms are defined in the Glossary on pages 18-19.

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

2      1-800-345-2021

Premium Money Market--Performance Review
--------------------------------------------------------------------------------

By Beth Bunnell Hunter, Portfolio Manager

PERFORMANCE SUMMARY

     Premium Money Market's total return for the year ended March 31, 2002, ranked among the top 10% of the fund's Lipper peer group. Longer-term performance was equally impressive. (See the previous page for detailed performance information.)

     Premium Money Market also provided better-than-average income. At the end of March, Premium Money Market's 7-day effective yield was 1.57%, compared with the 1.15% Lipper group average yield.

     The portfolio performed well because we did a good job positioning Premium
Money Market for the sharp drop in interest rates last year. In addition, the fund's lower-than-average expenses (0.46% expense ratio vs. 0.89% for the peer group on average) boosted the fund's performance--other things being equal, lower expenses mean higher yields and total returns for shareholders.

ECONOMIC & MARKET BACKDROP

     Economic conditions changed markedly over the year, as the U.S. economy slipped into recession.

     To combat economic weakness, the Federal Reserve (the Fed) staged its most rapid rate-cutting campaign ever. By the end of 2001, the federal funds rate target stood at a 40-year low of 1.75%, down from 5.0% when the period began.
Yields on money market securities, which closely track changes in the fed funds rate, fell accordingly, as did Premium Money Market's yield.

INVESTMENT STRATEGIES

     A year ago, we favored a longer weighted average maturity (WAM) than that of the Lipper group. The longer WAM helped prop up Premium Money Market's yield as rates fell.

     But in 2002, we began shortening the fund's WAM because signs of economic improvement emerged, chasing the Fed away from its bias toward reducing interest rates. With interest rates poised to rise at some point, the shorter WAM should give us room to maneuver once rates start trending higher, while keeping the fund's yield competitive in the interim.

     From a supply standpoint, the Treasury Department's introduction of four-week bills provided a wealth of short-term supply, pushing yields higher.
That caused the yield difference between Treasury bills and other money market securities to narrow considerably. Meanwhile, lingering concerns about accounting irregularities and corporate profit growth squeezed the supply of commercial paper, pressuring corporate yields lower.

     In that environment, we felt that short-term variable-rate agency securities pegged to Treasury bills generally provided the best values. On the commercial paper side, we chose short-term asset-backed securities--those backed by collateral--instead of unsecured commercial paper. And we de-emphasized government agency securities somewhat because their yields were close to those of Treasury bills.

ON THE HORIZON

     Once consistent signs of economic recovery begin to appear, we expect to further shorten Premium Money Market's WAM. That should help the fund's yield quickly capture rising rates.

[right margin]

PORTFOLIO COMPOSITION BY
CREDIT RATING
                           % OF FUND INVESTMENTS
                                   AS OF
                                  3/31/02
A-1+                                74%
A-1                                 26%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page
17 for more information.

PORTFOLIO COMPOSITION
BY MATURITY
                           AS OF MARCH 31, 2002
1-30 DAYS                           38%
31-90 DAYS                          36%
91-180 DAYS                         18%
MORE THAN 180 DAYS                   8%

[pie chart]

Investment terms are defined in the Glossary on pages 18-19.

                                                  www.americancentury.com      3

Premium Money Market--Schedule of Investments
--------------------------------------------------------------------------------

MARCH 31, 2002

Principal Amount                                                         Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER(1) -- 66.6%
              $15,000,000  American Family Financial
                              Services, Inc., 1.94%, 4/12/02        $ 14,991,108
               16,500,000  Amstel Funding Corp.,
                              1.84%-2.17%,
                              4/15/02-7/25/02 (Acquired
                              11/9/01-3/13/02, Cost
                              $16,375,429)(2)                         16,442,251
                6,715,000  Banque National de Paris, 1.88%,
                              8/2/02                                   6,671,867
               14,100,000  Black Forest Funding Corporation,
                              1.84%-1.85%,
                              4/8/02-5/3/02 (Acquired
                              2/4/02-3/13/02, Cost
                              $14,055,716)(2)                         14,084,662
               10,000,000  Chevron UK Investment PLC,
                              1.82%, 4/15/02 (Acquired
                              12/17/01, Cost $9,939,839)(2)            9,992,923
                6,500,000  Corporate Receivables Corp.,
                              1.85%, 6/19/02 (Acquired
                              12/21/01, Cost $6,439,875)(2)            6,473,612
                4,000,000  Credit Suisse First Boston Inc.,
                              2.30%, 4/11/02 (Acquired
                              10/11/01, Cost $3,953,489)(2)            3,997,445
               20,000,000  Crown Point Capital Co.,
                              1.84%-1.85%,
                              5/7/02-5/10/02 (Acquired
                              2/28/02-3/7/02, Cost
                              $19,932,791)(2)                         19,961,280
               19,000,000  CXC LLC, 1.82%-1.84%,
                              5/20/02-5/22/02 (Acquired
                              2/15/02-3/15/02, Cost
                              $18,921,107)(2)                         18,951,677
               21,000,000  Danske Corporation,
                              1.80%-2.10%,
                              7/8/02-9/10/02                          20,868,119
               14,865,000  Dexia Delaware LLC,
                              1.81%-1.88%,
                              4/16/02-8/6/02                          14,788,888
                6,000,000  Diageo plc, 1.95%, 7/15/02
                              (Acquired 3/19/02, Cost
                              $5,961,748)(2)                           5,965,963
               25,000,000  Emerald Notes, 1.73%-1.85%,
                              4/8/02-5/30/02 (Acquired
                              1/22/02-3/13/02, Cost
                              $24,915,652)(2)                         24,969,853
               10,000,000  Fortis Funding LLC,
                              1.65%-1.83%,
                              7/3/02-7/11/02 (Acquired
                              1/4/02-1/14/02, Cost
                              $9,914,450)(2)                           9,953,315
               12,000,000  General Electric Capital Corp.,
                              1.99%-2.20%,
                              5/15/02-10/7/02                         11,921,182
               15,600,000  General Re Corp., 1.75%-1.80%,
                              5/13/02-5/22/02                         15,564,737
                3,810,000  Govco Inc., 1.81%, 6/17/02
                              (Acquired 1/7/02, Cost
                              $3,779,159)(2)                           3,795,250

Principal Amount                                                          Value
--------------------------------------------------------------------------------

              $16,000,000  Halogen Capital Co. LLC,
                              1.64%-1.82%,
                              4/12/02-5/6/02 (Acquired
                              1/14/02-2/7/02, Cost
                              $15,932,353)(2)                       $ 15,980,568
               25,000,000  Lexington Parker Capital,
                              1.85%-2.26%,
                              4/17/02-7/25/02 (Acquired
                              10/18/01-2/8/02, Cost
                              $24,807,892)(2)                         24,914,817
                5,000,000  National Australia Bank Ltd. SA,
                              1.83%, 4/10/02                           4,997,713
                6,000,000  Nestle Capital Corp., 2.22%,
                              4/24/02                                  5,991,490
                8,000,000  Newcastle Certificates, 1.93%,
                              6/20/02 (Acquired 3/20/02,
                              Cost $7,960,542)(2)                      7,965,689
               21,000,000  Old Line Funding Corp.,
                              1.82%-1.91%,
                              4/12/02-6/17/02 (Acquired
                              2/15/02-3/19/02, Cost
                              $20,921,108)(2)                         20,953,030
                5,000,000  Paradigm Funding LLC, 1.81%,
                              4/11/02 (Acquired 3/4/02,
                              Cost $4,990,447)(2)                      4,997,486
               20,000,000  Spintab-Swedmortgage AB,
                              1.80%-1.88%,
                              4/11/02-5/23/02                         19,964,943
               22,000,000  Stadshypotek Deleware, Inc.,
                              1.81%-1.94%,
                              5/21/02-8/5/02 (Acquired
                              2/1/02-2/14/02, Cost
                              $21,837,517)(2)                         21,893,381
               17,000,000  Tannehill Capital Co. LLC,
                              1.82%-1.85%,
                              4/3/02-5/20/02 (Acquired
                              1/25/02-2/21/02, Cost
                              $16,938,425)(2)                         16,978,477
               10,000,000  UBS Finance (Delaware) Inc.,
                              1.81%, 5/14/02                           9,978,381
                5,000,000  Westdeutsche Landesbank,
                              1.86%, 6/3/02 (Acquired
                              12/5/01, Cost $4,953,500)(2)             4,983,725
                6,318,000  Windmill Funding Corp., 1.87%,
                              5/23/02 (Acquired 3/26/02,
                              Cost $6,298,965)(2)                      6,300,934
                                                                    ------------
TOTAL COMMERCIAL PAPER                                               385,294,766
                                                                    ------------

MUNICIPAL SECURITIES -- 14.9%
                7,685,000  Baltimore County Multifamily
                              Housing Rev., Series 1999 B,
                              (Oak Crest Village), VRDN,
                              2.00%, 4/4/02 (LOC: First
                              Union National Bank)                     7,685,000
                2,465,000  California Infrastructure &
                              Economic Development Bank
                              Industrial Rev., Series 2000 B,
                              (Bonny Doon), VRDN, 2.03%,
                              4/4/02                                   2,465,000

4      1-800-345-2021                          See Notes to Financial Statements

Premium Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)

MARCH 31, 2002

Principal Amount                                                          Value
--------------------------------------------------------------------------------

             $  5,365,000  California Pollution Control Principal Am
                              Financing Auth. Solid Waste
                              Disposal Rev., Series 2001 B,
                              (Cheese & Protein
                              International LLC), VRDN,
                              2.00%, 4/3/02
                              (LOC: Cooperative Centrale)           $  5,365,000
                1,255,000  Colorado Health Facilities Auth.
                              Rev., (Visiting Nurse), VRDN,
                              2.00%, 4/1/02 (LOC: Wells
                              Fargo Bank N.A.)                         1,255,000
                5,105,000  Cook County Industrial
                              Development Rev., Series
                              1999 B, (Devorahco LLC),
                              VRDN, 2.00%, 4/4/02
                              (Acquired 3/23/01, Cost
                              $5,105,000)(2)                           5,105,000
                6,500,000  Gwinnett County Development
                              Auth. Rev., (Hopewell Christian
                              Academy), VRDN, 2.00%,
                              4/4/02 (LOC: Bank of
                              America N.A.)                            6,500,000
                8,750,000  Montebello GO, VRDN, 2.08%,
                              4/3/02 (LOC: Union Bank of
                              California N.A.)                         8,750,000
                9,060,000  Montgomery County
                              Redevelopment Auth. Multifamily
                              Housing Rev., Series 2001 A,
                              (Brookside Manor), VRDN,
                              2.00%, 4/4/02                            9,060,000
                6,670,000  Montgomery County
                              Redevelopment Auth. Multifamily
                              Housing Rev., Series 2001 A,
                              (Kingswood Apartments),
                              VRDN, 2.00%, 4/4/02                      6,670,000
                  400,000  Nebraska Investment Finance
                              Auth. Multifamily Rev., Series
                              2001 B, (Riverbend
                              Apartments), VRDN, 2.00%,
                              4/4/02 (LOC: LaSalle Bank
                              N.A.)                                      400,000
                7,700,000  New York State Housing Finance
                              Agency Rev., Series 2001 B,
                              (Worth Street), VRDN, 2.00%,
                              4/3/02 (LOC: Bayerische Hypo
                              Undverins Bank)                          7,700,000
                7,800,000  Riverside County COP, VRDN,
                              2.10%, 4/3/02                            7,800,000
               14,450,000  Sacramento County Pension GO,
                              VRDN, 2.00%, 4/3/02 (LOC:
                              Bayerische Landesbank)                  14,450,000
                2,965,000  Washington State Housing
                              Finance Commission Rev.,
                              Series 1997 B, (Glenbrooke
                              Apartments), VRDN, 2.00%,
                              4/4/02                                   2,965,000
                                                                    ------------
TOTAL MUNICIPAL SECURITIES                                            86,170,000
                                                                    ------------

Principal Amount                                                          Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES -- 10.7%
             $  3,000,000  FHLB, 6.75%, 5/1/02                      $  3,006,050
               10,000,000  FHLB, 6.875%, 7/18/02                      10,090,916
               10,000,000  FHLB, 2.26%, 12/27/02                      10,000,000
               10,000,000  FHLB, 2.20%, 1/28/03                        9,996,889
                2,000,000  FHLB, VRN, 2.07%, 4/2/02,
                              resets weekly off the 3-month
                              T-Bill rate plus 0.22% with
                              no caps                                  2,000,638
               10,000,000  FHLMC, 5.50%, 5/15/02                      10,039,254
                5,000,000  FHLMC, 2.65%, 12/20/02                      5,000,000
                2,000,000  FNMA, 6.75%, 8/15/02                        2,023,415
                5,000,000  SLMA, 2.25%, 11/25/02                       5,000,000
                5,000,000  SLMA, 2.45%, 2/28/03                        5,000,000
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES                                                            62,157,162
                                                                    ------------

CORPORATE BONDS -- 5.6%
                3,000,000  Colgate-Palmolive Co., 6.58%,
                              11/5/02                                  3,079,040
                5,000,000  Eli Lilly & Co., 4.23%,
                              3/24/03                                  5,067,596
               10,000,000  Paradigm Funding LLC, 1.86%,
                              4/15/02                                 10,000,000
                9,282,000  Province of Quebec, 7.50%,
                              7/15/02                                  9,418,529
                5,000,000  Transamerica Asset Funding Corp.,
                              VRN, 1.97%, 5/1/02, resets
                              quarterly off the 3-month
                              LIBOR plus 0.11% with no
                              caps (Acquired 11/9/99, Cost
                              $5,000,000)(2)                           5,000,000
                                                                    ------------
TOTAL CORPORATE BONDS                                                 32,565,165
                                                                    ------------

CERTIFICATES OF DEPOSIT -- 1.2%
                7,000,000  Westdeutsche Landesbank
                              Girozentrale, 4.27%, 4/25/02             7,000,000
                                                                    ------------

U.S. TREASURY SECURITIES -- 0.9%
                5,000,000  U.S. Treasury Bills, 1.65%,
                              7/18/02(1)                               4,975,325
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- 0.1%
   Repurchase Agreement, Merrill Lynch & Co.,
    Inc., (U.S. Treasury obligations), in a joint trading
    account at 1.75%, dated 3/28/02, due
    4/1/02 (Delivery value $436,085)                                     436,000
                                                                    ------------
TOTAL INVESTMENT SECURITIES -- 100.0%                               $578,598,418
                                                                    ============

See Notes to Financial Statements                 www.americancentury.com      5

Premium Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)

MARCH 31, 2002

NOTES TO SCHEDULE OF INVESTMENTS

COP = Certificates of Participation

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SLMA = Student Loan Marketing Association

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
March 31, 2002.

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
March 31, 2002.

(1) The rate indicated is the yield to maturity at purchase.

(2) Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at March 31, 2002, was $269,661,338, which represented 46.9% of net assets. Restricted securities considered illiquid represent 0.9% of net assets.

6      1-800-345-2021                          See Notes to Financial Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------

MARCH 31, 2002

ASSETS
Investment securities, at value (amortized cost and cost
  for federal income tax purposes) ............................     $578,598,418
Receivable for capital shares sold ............................            8,935
Interest receivable ...........................................        1,332,362
Prepaid portfolio insurance ...................................           53,922
                                                                    ------------
                                                                     579,993,637
                                                                    ------------

LIABILITIES
Disbursements in excess of demand deposit cash ................        4,351,330
Accrued management fees (Note 2) ..............................          223,197
Dividends payable .............................................           29,496
Payable for trustees' fees and expenses (Note 2) ..............            1,054
                                                                    ------------
                                                                       4,605,077
                                                                    ------------
Net Assets ....................................................     $575,388,560
                                                                    ============

CAPITAL SHARES
Outstanding (unlimited number of shares authorized) ...........      575,392,439
                                                                    ============

Net Asset Value Per Share .....................................     $       1.00
                                                                    ============

NET ASSETS CONSIST OF:
Capital paid in
                                                                    $575,386,255
Undistributed net realized gain
  on investment transactions ..................................            2,305
                                                                    ------------
                                                                    $575,388,560
                                                                    ============

See Notes to Financial Statements
See Glossary for a Definition of the Table        www.americancentury.com      7

Statement of Operations
--------------------------------------------------------------------------------

YEAR ENDED MARCH 31, 2002

INVESTMENT INCOME
Income:
Interest .................................................           $17,991,605
                                                                     -----------

Expenses (Note 2):
Management fees ..........................................             2,400,244
Trustees' fees and expenses ..............................                10,334
Portfolio insurance ......................................                50,252
                                                                     -----------
                                                                       2,460,830
                                                                     -----------

Net investment income ....................................            15,530,775
                                                                     -----------

Net realized and unrealized gain .........................                80,655
                                                                     -----------

Net Increase in Net Assets
  Resulting from Operations ..............................           $15,611,430
                                                                     ===========

                                               See Notes to Financial Statements
8      1-800-345-2021                 See Glossary for a Definition of the Table

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

YEARS ENDED MARCH 31, 2002 AND MARCH 31, 2001

Increase in Net Assets                             2002                2001
                                                   ----                ----

OPERATIONS
Net investment income ....................     $  15,530,775      $  24,820,651
Net realized and unrealized gain .........            80,655              3,579
                                               -------------      -------------
Net increase in net assets
  resulting from operations ..............        15,611,430         24,824,230
                                               -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ...............       (15,530,775)       (24,820,651)
From net realized gains ..................           (88,101)              --
                                               -------------      -------------
Decrease in net assets
  from distributions .....................       (15,618,876)       (24,820,651)
                                               -------------      -------------

CAPITAL SHARE TRANSACTIONS
(NOTE 3 AND NOTE 5)
Net increase in net assets from
  capital share transactions .............        48,601,985        148,071,620
                                               -------------      -------------

Net increase in net assets ...............        48,594,539        148,075,199

NET ASSETS
Beginning of period ......................       526,794,021        378,718,822
                                               -------------      -------------
End of period ............................     $ 575,388,560      $ 526,794,021
                                               =============      =============

See Notes to Financial Statements
See Glossary for a Definition of the Table        www.americancentury.com      9

Notes to Financial Statements
--------------------------------------------------------------------------------

MARCH 31, 2002

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Premium Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act.
The investment objective of the fund is to obtain as high a level of current income as is consistent with preservation of capital and maintenance of liquidity. The following significant accounting policies are in accordance with accounting principles generally accepted in the United States of America. These policies may require the use of estimates by fund management.

    SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

    WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund maintains segregated accounts consisting of cash or liquid securities in an amount sufficient to meet the purchase price.

    JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account held at the funds'
custodian. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

    INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and distributed monthly. The fund does not expect to realize any long-term capital gains and, accordingly do not expect to pay any long-term capital gains distributions.

2.  FEES AND TRANSACTIONS WITH RELATED PARTIES

    MANAGEMENT FEES -- The trust has entered into a Management Agreement with
ACIM that provides the fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly. It consists of an Investment Category Fee based on the average net assets of the fund in a specific fund's investment category and a
Complex Fee based on the average net assets of all the funds managed by ACIM.
The rates for the Investment Category Fee range from 0.1170% to 0.2300% and the
rates for the Complex Fee range from 0.2900% to 0.3100%.   For the year ended
March 31, 2002, the effective annual management fee for Premium was 0.45%.

    MONEY MARKET INSURANCE -- The fund, along with other money market funds managed by ACIM, have entered into an insurance agreement with MBIA Insurance
Corporation (MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums to MBIA, which are amortized daily.

    RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc., the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

10      1-800-345-2021

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

MARCH 31, 2002

3.  CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the fund were as follows (unlimited number of
Shares authorized):

                                                      SHARES          AMOUNT
                                                      ------          ------
Year ended March 31, 2002
Sold .........................................     391,496,955    $ 391,496,955
Issued in connection with acquisition (Note 5)      81,052,945       81,052,945
Issued in reinvestment of distributions ......      14,980,004       14,980,004
Redeemed .....................................    (438,927,919)    (438,927,919)
                                                 -------------    -------------
Net increase .................................      48,601,985    $  48,601,985
                                                 =============    =============

Year ended March 31, 2001
Sold .........................................     531,260,667    $ 531,260,667
Issued in reinvestment of distributions ......      23,856,024       23,856,024
Redeemed .....................................    (407,045,071)    (407,045,071)
                                                 -------------    -------------
Net increase .................................     148,071,620    $ 148,071,620
                                                 =============    =============

4.  FEDERAL TAX INFORMATION

    The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

5.  REORGANIZATION PLAN

    On December 3, 2001, the fund acquired all of the net assets  of Premium
Capital Reserve Fund and Premium Government Reserve Fund, two funds in a series issued by American Century Premium Reserves, Inc., pursuant to a plan of reorganization approved by the acquired funds' shareholders on November 16,
2001. Premium Capital Reserve is the surviving fund for the purposes of maintaining the financial statements and performance history in the post-reorganization. Therefore, the shares issued in connection with the acquisition reflected in Note 3 represent the shares issued for Premium
Government Reserve only.

    The acquisition was accomplished by a tax-free exchange of 81,052,945 and
509,872,717 shares of the fund for 81,052,945 and 509,872,717 shares of Premium
Government Reserve and Premium Capital Reserve, respectively, outstanding on
December 3, 2001. The net assets of Premium Government Reserve and Premium
Capital Reserve immediately before the acquisition were $81,052,945 and
$509,866,001, respectively. Immediately after the acquisition, the combined net assets were $590,918,946.

6.  CHANGE IN INDEPENDENT ACCOUNTANTS

    As a result of the reorganization discussed in Note 5, the Board of Trustees recommended and approved PricewaterhouseCoopers LLP as the independent accountants for the fund on March 13, 2002. There were no disagreements with the previous independent accountants and an unqualified opinion was issued on the
March 31, 2001 financial statements of Premium Capital Reserve, the surviving fund for purposes of maintaining the financial statements and performance history in the post-reorganization.

                                                 www.americancentury.com      11

Premium Money Market--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

                                         2002       2001       2000       1999       1998
                                         ----       ----       ----       ----       ----
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ................  $1.00      $1.00      $1.00      $1.00      $1.00
                                       --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income ..............   0.03       0.06       0.05       0.05       0.05
                                       --------   --------   --------   --------   --------
Distributions
  From Net Investment Income .........  (0.03)     (0.06)     (0.05)     (0.05)     (0.05)
                                       --------   --------   --------   --------   --------
Net Asset Value, End of Period .......  $1.00      $1.00      $1.00      $1.00      $1.00
                                       ========   ========   ========   ========   ========
  Total Return(1) ....................   3.03%      6.18%      5.18%      5.14%      5.38%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ...............  0.46%      0.45%      0.45%      0.45%      0.45%
Ratio of Net Investment Income
  to Average Net Assets ...............  2.91%      5.99%      5.09%      4.99%      5.26%
Net Assets, End of Period
  (in thousands) .................... $575,389   $526,794   $378,719   $276,048   $182,487

(1) Total return assumes reinvestment of dividends and capital gains distributions, if any.

                                               See Notes to Financial Statements
12      1-800-345-2021                See Glossary for a Definition of the Table

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of the American Century Investment Trust and
Shareholders of the Premium Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments,  and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Premium Money Market Fund (one of the three funds in the American Century Investment Trust hereafter referred to as the "Fund") at March 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United
States of America. The changes in net assets for the year ended March 31, 2001 and the financial highlights for each of the four years in the period then ended were audited by other auditors, whose report dated May 11, 2001, expressed an unqualified opinion on those statements. These financial statements and financial highlights (hereafter referred to as "financial statements")
are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri
May 10, 2002

See Notes to Financial Statements
See Glossary for a Definition of the Table       www.americancentury.com      13

Management
--------------------------------------------------------------------------------

    The individuals listed below serve as trustees or officers of the fund.
Those listed as interested  trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC)
or its wholly-owned subsidiaries, including the fund's investment advisor,
American Century Investment Management, Inc. (ACIM); the fund's principal underwriter, American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

    The other trustees (more than two-thirds of the total number) are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC.

    All persons named as officers of the fund also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions  are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ALBERT EISENSTAT (71)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: General Partner, Discovery Ventures
(Venture capital firm, 1996 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present)
--------------------------------------------------------------------------------
RONALD J. GILSON (55)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to  present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel,  Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES (60)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 21

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management (1999-present); Principal, Long-Term Capital Management (investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance, Stanford
Graduate School of Business (1981 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT (73)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 30

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972  to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, RCM Capital Funds, Inc. (1994 to
present)
-------------------------------------------------------------------------------
JEANNE D. WOHLERS (56)  1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 17

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director and Partner, Windy Hill
Productions, LP (educational software,  1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995  to present)
-------------------------------------------------------------------------------

14      1-800-345-2021

Management
--------------------------------------------------------------------------------
                                                                    (Continued)

INTERESTED TRUSTEES
--------------------------------------------------------------------------------
JAMES E. STOWERS III (42)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Co-Chief Investment Officer, U.S. Equities (September 2000 to February
2001); Chief Executive Officer, ACC, ACIM, ACSC, and other ACC subsidiaries
(June 1996 to September 2000); President, ACC (January 1995 to June 1997);
President, ACIM and ACSC (April 1993 to August 1997)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 76

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, ACC, ACIM, ACSC, and other ACC subsidiaries
--------------------------------------------------------------------------------
WILLIAM M. LYONS (46)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to  present); President, ACC (June 1997 to present); Chief Operating Officer, ACC (June 1996 to September 2000); General
Counsel, ACC, ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1989 to June
1998); Executive Vice President, ACC (January 1995 to June 1997); Also serves as: Executive Vice President and Chief Operating Officer, ACIM, ACSC, and other
ACC subsidiaries, and Executive Vice President of other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, ACIM, ACSC, and other ACC subsidiaries
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (46)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustees."
--------------------------------------------------------------------------------
ROBERT T. JACKSON (55)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice President and Chief Financial Office

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer and
Chief Financial Officer, ACC (August 1997 to present); President, ACSC (January
1999 to present); Executive Vice President, ACC (May 1995 to present); Also serves as: Executive Vice President and Chief Financial Officer, ACIM, ACIS, and
other ACC subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (45)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Assistant
Treasurer, ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (43)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries  (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present); Consultant to mutual fund industry (May 1997 to April 1998)
--------------------------------------------------------------------------------
ROBERT LEACH (35)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------
C. JEAN WADE (37)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------
JON ZINDEL (34)  4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND:  Tax Officer

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Director of Taxation, ACSC (July 1996 to April
1998)
--------------------------------------------------------------------------------

The SAI has additional information about the fund's trustees and is available without charge upon request by calling 1-800-345-2021.

                                                 www.americancentury.com      15

Retirement Account Information
--------------------------------------------------------------------------------

    As required by law, any distributions you receive from an IRA and certain
403(b) distributions [not eligible for rollover to an IRA or to another 403(b)
account] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you don't want us to withhold on this amount, you may send us a written notice not to have the federal income tax withheld. Your written notice is valid from the date of receipt at American Century. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received a written notice not to withhold federal income tax prior to the withdrawal.

    When you plan to withdraw, you may make your election by completing our
Exchange/Redemption form or an IRS Form W-4P. Visit our Web site
(www.americancentury.com) or call us for either form. Your written election is valid from the date of receipt at American Century. You may revoke your election at any time by sending a written notice to us.

    Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

16      1-800-345-2021

Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American Century offers 32 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

     The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

     Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies:

     PREMIUM MONEY MARKET seeks to provide interest income by investing in a diversified portfolio of short-term money market securities. The fund must maintain a weighted average maturity of 90 days or less.

     An investment in the fund is neither insured nor guaranteed by the FDIC or any other government agency. Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

COMPARATIVE INDICES

     The following index is used in the report for fund performance comparisons.
It is not an investment product available for purchase.

     The 90-DAY TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank.

LIPPER RANKINGS

     LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated.

     The Lipper category for Premium Money Market is: MONEY MARKET INSTRUMENT
FUNDS--funds that intend to maintain a stable net asset value and invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days.

     Unlike most of the funds in its Lipper category, Premium Money Market is intended for high-net-worth individual investors (minimum balance requirement is
$100,000). In addition to higher minimums, Premium Money Market has lower expenses, giving it an advantage compared with its Lipper peer group. All else being equal, lower expenses translate into higher yields and returns.

CREDIT RATING GUIDELINES

     Credit ratings are issued by independent research companies such as
Standard & Poor's and Moody's. They are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

     A-1 (which includes A-1+) is Standard & Poor's highest credit rating for short-term securities. Here are the most common short-term credit ratings and their definitions:

*    A-1+:  extremely strong ability to meet financial obligations.

*    A-1:  strong ability to meet financial obligations.

*    A-2:  satisfactory ability to meet financial obligations.

     It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they  are not absolute standards of quality.

[right margin]

INVESTMENT TEAM LEADERS

   Portfolio Manager
       BETH BUNNELL HUNTER

   Credit Research Manager
       GREG AFIESH

                                                 www.americancentury.com      17

Glossary
--------------------------------------------------------------------------------

*   ASSET-BACKED SECURITIES -- debt securities that represent ownership in a pool of receivables, such as credit card debt, auto loans, or mortgages.

*   CERTIFICATES OF DEPOSIT (CDS) -- CDs represent a bank's obligation to repay money deposited with it for a specified period of time. Different types of CDs have different issuers. For example, Yankee CDs are issued by U.S. branches of foreign banks, and Eurodollar CDs are issued in London by Canadian, European, and Japanese banks.

*   COMMERCIAL PAPER (CP) -- short-term debt issued by large corporations to raise cash and to cover current expenses in anticipation of future revenues. The maximum maturity for CP is 270 days, although most CP is issued in a one- to
50-day maturity range. CP rates generally track those of other widely traded money market instruments, such as Treasury bills and certificates of deposit, but they are also influenced by the maturity date and the size and credit rating of the issuer.

*   EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See
Note 2 in the Notes to Financial Statements.)

*   RETURN (AVERAGE ANNUAL) -- the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the "Financial
Highlights" on page 12.

*   RETURN (TOTAL) -- the overall percentage change in the value of a hypothetical investment in the fund, assuming that all of the fund's distributions are reinvested.

*   U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- short-term debt securities issued by U.S. government agencies (such as the Federal Home Loan Bank). These notes are issued at a discount and achieve full value at maturity (typically one year or less).

*   U.S. GOVERNMENT AGENCY NOTES -- debt securities issued by U.S. government agencies (such as the Federal Farm Credit Bank and the Federal Home Loan Bank).
Some agency securities are backed by the full faith and credit of the U.S.
government, while most are guaranteed only by the issuing agency. These securities are issued with maturities ranging from three months to 30 years.
Money market funds invest in these securities when they have remaining maturities of 13 months or less.

*   VARIABLE-RATE NOTES (VRNS) -- debt securities whose interest rates change when a designated base rate changes. The base rate is often the federal funds rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate
(LIBOR). VRNs are considered derivatives because they "derive" their interest rates from their designated base rates. However, VRNs are not
"risky" derivatives--their behavior is similar to that of their designated base rates. The SEC has recognized this similarity and does not consider VRNs to be inappropriate investments for money market funds.

*   WEIGHTED AVERAGE MATURITY (WAM) -- a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the WAM, the greater the portfolio's interest rate sensitivity.

*   YIELD (7-DAY CURRENT) -- calculated based on the income generated by an investment in the fund over a seven-day period expressed as an annual percentage rate.

*   YIELD (7-DAY EFFECTIVE) -- calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

18      1-800-345-2021

Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are  consistent with your needs.

INVESTMENT OBJECTIVE

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

*   CAPITAL PRESERVATION -- offers taxable and tax-free money market funds for relative stability of principal  and liquidity.

*   INCOME -- offers funds that can provide current income and competitive yields, as well as a strong and stable  foundation and generally lower volatility levels than stock funds.

*   GROWTH & INCOME -- offers funds that emphasize both growth and income provided by either dividend- paying equities or a combination of equity and fixed-income securities.

*   GROWTH -- offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with correspondingly high price-fluctuation risk.

RISK

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

*   CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price- fluctuation risk.

*   MODERATE -- these funds generally provide moderate return potential with moderate price-fluctuation risk.

*   AGGRESSIVE -- these funds generally provide high return potential with correspondingly high price- fluctuation risk.

FINANCIAL STATEMENTS

*   STATEMENT OF ASSETS AND LIABILITIES -- breaks down the fund's ASSETS (such as securities, cash, and other  receivables) and LIABILITIES (money owed for securities  purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's NET ASSETS. The net assets divided by shares outstanding is the share price,  or NET ASSET VALUE PER SHARE. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

*   STATEMENT OF OPERATIONS -- shows how the fund's net assets changed during the reporting period as a result of the fund's operations.  In other words, it shows how much money the fund made or lost as a result of dividend AND/OR interest income, fees and expenses, and investment gains or losses.

*   STATEMENT OF CHANGES IN NET ASSETS -- shows how the fund's net assets changed over the past two reporting periods. It details how much a fund increased or decreased as a result of operations (as detailed on the STATEMENT
OF OPERATIONS), income and capital gain distributions, and shareholder investments and redemptions.

*   FINANCIAL HIGHLIGHTS -- itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as a percentage of average net assets), and  portfolio turnover (a gauge of the fund's trading activity).

                                                 www.americancentury.com      19

Notes
--------------------------------------------------------------------------------

20      1-800-345-2021

[inside back cover]

AMERICAN CENTURY FUNDS

===============================================================================
GROWTH
===============================================================================

MODERATE RISK

   SPECIALTY
   Global Natural Resources

AGGRESSIVE RISK

   DOMESTIC EQUITY                 INTERNATIONAL
   Veedot(reg.sm)                  Emerging Markets
   New Opportunities**             International Opportunities
   New Opportunities II            International Discovery**
   Giftrust(reg.sm)                International Growth
   Vista                           Global Growth
   Heritage
   Growth                          SPECIALTY
   Ultra(reg.sm)                   Global Gold
   Select                          Technology
                                   Life Sciences

===============================================================================
GROWTH AND INCOME
===============================================================================

MODERATE RISK

   ASSET ALLOCATION                DOMESTIC EQUITY
   Balanced                        Equity Growth
   Strategic Allocation:           Equity Index
      Aggressive                   Large Cap Value
   Strategic Allocation:           Tax-Managed Value
      Moderate                     Income & Growth
   Strategic Allocation:           Value
      Conservative                 Equity Income

                                   SPECIALTY
                                   Utilities
                                   Real Estate

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value**

===============================================================================
INCOME
===============================================================================

CONSERVATIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Treasury                        CA Intermediate-Term
   Ginnie Mae                         Tax-Free
   Inflation-Adjusted Bond         AZ Municipal Bond
   Limited-Term Bond               FL Municipal Bond
   Short-Term Government           Tax-Free Bond
   Short-Term Treasury             CA Limited-Term Tax-Free
                                   Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Government Bond                 CA Long-Term Tax-Free
   Target 2005*                    Long-Term Tax-Free
   Diversified Bond                CA Insured Tax-Free

AGGRESSIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Target 2030*                    CA High-Yield Municipal
   Target 2025*                    High-Yield Municipal
   Target 2020*
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

===============================================================================
CAPITAL PRESERVATION
===============================================================================

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS
   Prime Money Market              FL Municipal Money Market
   Government Agency               CA Municipal Money Market
      Money Market                 CA Tax-Free Money Market
   Capital Preservation            Tax-Free Money Market
   Premium Money Market

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

* While listed within the Income investment objective, the Target funds do not pay current dividend income. Income  dividends are distributed once a year in
  December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

**These funds are closed to new investors.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

Who We Are

American Century offers investors more than 60 mutual funds spanning the investment spectrum. We currently manage $85 billion for roughly 2 million individuals, institutions, and  corporations, and offer a range of services designed to make investing easy and convenient.

For four decades, American Century has been a leader in performance, service, and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions over the Internet, we have been committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

[left margin]

[american century logo and text logo (reg.sm)]

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED  FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.
--------------------------------------------------------------------------------
American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
www.americancentury.com                                           COMPANIES

0205                                 American Century Investment Services, Inc.
SH-ANN-29661S                     (c)2002 American Century Services Corporation